OMB APPROVAL
OMB Number:	3235-0570
Expires:	August 31, 2017
Estimated average burden
Hours per response	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Reports to Stockholders.

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

June 30, 2017

Baron Funds®

Semi-Annual Financial Report

Baron Partners Fund
Ticker Symbols:
Retail Shares: BPTRX
Institutional Shares: BPTIX
R6 Shares: BPTUX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3
Baron Focused Growth Fund
Ticker Symbols:
Retail Shares: BFGFX
Institutional Shares: BFGIX
R6 Shares: BFGUX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5
Baron International Growth Fund
Ticker Symbols:
Retail Shares: BIGFX
Institutional Shares: BINIX
R6 Shares: BIGUX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7
Baron Real Estate Fund
Ticker Symbols:
Retail Shares: BREFX
Institutional Shares: BREIX
R6 Shares: BREUX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9
Baron Emerging Markets Fund
Ticker Symbols:
Retail Shares: BEXFX
Institutional Shares: BEXIX
R6 Shares: BEXUX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11
Baron Energy and Resources Fund
Ticker Symbols:
Retail Shares: BENFX
Institutional Shares: BENIX
R6 Shares: BENUX
Performance	12
Top Ten Holdings	13
Sector Breakdown	13
Management’s Discussion of Fund Performance	13
Baron Global Advantage Fund
Ticker Symbols:
Retail Shares: BGAFX
Institutional Shares: BGAIX
R6 Shares: BGLUX
Performance	14
Top Ten Holdings	15
Sector Breakdown	15
Management’s Discussion of Fund Performance	15
Financial Statements
Statements of Net Assets	16
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	31
Statement of Cash Flows	33
Notes to Financial Statements	34
Financial Highlights	43
Fund Expenses	50
Disclosure Regarding the Approval of the Investment Advisory Agreements for each of the Series by the Board of Trustees	52

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund (the “Funds”) for the six months ended June 30, 2017. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer August 21, 2017	Linda S. Martinson Chairman, President and Chief Operating Officer August 21, 2017	Peggy Wong Treasurer and Chief Financial Officer August 21, 2017

This Semi-Annual Financial Report is for the Baron Select Funds, which currently has seven series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund. If you are interested in Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Partners Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON PARTNERS FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (January 31, 1992)
Baron Partners Fund — Retail Shares[1,2,3]	28.41%	33.08%	9.22%	18.27%	8.10%	13.00%
Baron Partners Fund — Institutional Shares[1,2,3,4]	28.62%	33.43%	9.51%	18.58%	8.33%	13.09%
Baron Partners Fund — R6 Shares[1,2,3,4]	28.59%	33.43%	9.51%	18.58%	8.33%	13.09%
Russell Midcap Growth Index[1]	11.40%	17.05%	7.83%	14.19%	7.87%	9.48%
S&P 500 Index[1]	9.34%	17.90%	9.61%	14.63%	7.18%	9.46%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell Midcap® Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and Baron Partners Fund are with dividends, which positively impact the performance results.

[2]

Reflects the actual fees and expenses that were charged when the Fund was a partnership. The predecessor partnership charged a 20% performance fee after reaching a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fees for the years the predecessor partnership charged a performance fee, returns would be higher. The Fund’s shareholders will not be charged a performance fee. The predecessor partnership’s performance is only for periods before the Fund’s registration statement was effective, which was April 30, 2003. During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements or the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

[3]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

June 30, 2017 (Unaudited)	Baron Partners Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Total Investments
Tesla, Inc.	16.5%
CoStar Group, Inc.	11.9%
Arch Capital Group Ltd.	9.2%
Vail Resorts, Inc.	7.7%
Hyatt Hotels Corp.	6.0%
IDEXX Laboratories, Inc.	6.0%
FactSet Research Systems, Inc.	5.3%
Zillow Group, Inc.	5.0%
The Charles Schwab Corp.	4.9%
Gartner, Inc.	4.3%
76.8%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of total investments)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended June 30, 2017, Baron Partners Fund1 gained 28.41%, outperforming the Russell Midcap Growth Index, which gained 11.40%.

The Fund has performed well since its conversion into an open-end mutual fund on April 30, 2003. In the period since the

Fund’s conversion through June 30, 2017, the Fund gained an annualized 13.80% versus an annualized 11.26% for the Russell Midcap Growth Index. The Fund also has meaningfully outperformed the Russell Midcap Growth Index since its inception on January 31, 1992, gaining an annualized 13.00%* compared to an annualized 9.48% for its index.

Baron Partners Fund invests primarily in U.S. companies of any size with, in our view, significant long-term growth potential. We believe our process can identify investment opportunities that are attractively priced relative to future prospects. The Fund is non-diversified, so its top 10 holdings are expected to comprise a significant percentage of the portfolio, and the Fund uses leverage, both of which increase risk. Of course, there can be no assurance that we will be successful in achieving the Fund’s investment goals.

U.S. equity markets were bullish for the first half of 2017. Early in the period, there was a shift in the top-performing sectors, as expectations regarding the prospects of the Trump administration to push through corporate tax reform, increases in infrastructure spending, and other policies waned. Information Technology and Health Care led the markets, replacing prior sector leaders Energy, Industrials, and Financials. Strong earnings, low unemployment, and elevated consumer confidence contributed to the stock rally throughout the first half of the year. In a reversal of 2016 patterns, growth stocks outperformed value stocks.

At the sector level, the Fund’s investments in Consumer Discretionary and Information Technology contributed to performance. There were no sectors that detracted in the period.

The largest individual contributor was Tesla, Inc., a manufacturer of purely electric automobiles, energy storage, and solar solutions. Shares rose after the January launch of GigaFactory, one of the world’s largest manufacturing facilities. Investor confidence about the initial production of the company’s mass-market vehicle Model 3 also helped drive up the share price. We find the 373,000 pre-orders for its new Model 3 to be a testament to the strong Tesla brand, and Tesla could continue to grow its business rapidly at least through 2020, in our view.

The largest detractor was AO World plc, the U.K.’s leading online retailer of major domestic appliances. Shares declined in the period as the company continued to be impacted by rising manufacturing prices from the weakened British pound relative to the euro. We believe the company could become several times larger in the next few years, given its expansion into new product categories and continental Europe.

We expect to continue to establish long positions in securities that, in our opinion, have favorable price-to-value characteristics based on our assessment of their prospects for future growth and profitability.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

*	Please see Footnote 2 on page 2.

Baron Focused Growth Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FOCUSED GROWTH FUND (RETAIL SHARES)
IN RELATION TO THE RUSSELL 2500 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (May 31, 1996)
Baron Focused Growth Fund — Retail Shares[1,2,3]	19.39%	19.74%	5.51%	11.57%	6.88%	10.91%
Baron Focused Growth Fund — Institutional Shares[1,2,3,4]	19.48%	20.00%	5.77%	11.83%	7.09%	11.01%
Baron Focused Growth Fund — R6 Shares[1,2,3,4]	19.48%	20.00%	5.76%	11.82%	7.09%	11.01%
Russell 2500 Growth Index[1]	10.63%	21.44%	7.65%	14.33%	8.18%	7.63%
S&P 500 Index[1]	9.34%	17.90%	9.61%	14.63%	7.18%	8.31%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2500™ Growth Index measures the performance of small to medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and Baron Focused Growth Fund are with dividends, which positively impact the performance results.

[2]

Reflects the actual fees and expenses that were charged when the Fund was a partnership. The predecessor partnership charged a 15% performance fee through 2003 after reaching a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fees for the years the predecessor partnership charged a performance fee, the returns would be higher. The Fund’s shareholders will not be charged a performance fee. The predecessor partnership’s performance is only for periods before the Fund’s registration statement was effective, which was June 30, 2008. During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements or the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

[3]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

June 30, 2017 (Unaudited)	Baron Focused Growth Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Net Assets
Tesla, Inc.	17.4%
Vail Resorts, Inc.	14.7%
CoStar Group, Inc.	10.5%
Hyatt Hotels Corp.	10.2%
FactSet Research Systems, Inc.	6.6%
Choice Hotels International, Inc.	5.1%
Arch Capital Group Ltd.	5.0%
Manchester United plc	4.8%
Iridium Communications Inc.	4.6%
The Carlyle Group	4.6%
83.5%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended June 30, 2017, Baron Focused Growth Fund1 increased 19.39%, outperforming the Russell 2500 Growth Index, which returned 10.63%.

Since its inception on May 31, 1996 through June 30, 2017, the Fund has outperformed the Russell 2500 Growth Index, gaining an annualized 10.91%* compared to an annualized 7.63% for its index.

Baron Focused Growth Fund invests in a non-diversified portfolio of companies that we believe are well capitalized, and have exceptional management, significant growth potential, and sustainable barriers to competition. The Fund is non-diversified, which is a riskier investment strategy. Of course, there can be no assurance that we will be successful in achieving the Fund’s investment goals.

U.S. equity markets were bullish for the first half of 2017. Early in the period, there was a shift in the top-performing sectors, as expectations regarding the prospects of the Trump administration to push through corporate tax reform, increases in infrastructure spending, and other policies waned. Information Technology and Health Care led the markets, replacing prior sectors leaders Energy, Industrials, and Financials. Strong earnings, low unemployment, and elevated consumer confidence contributed to the stock rally throughout the first half of the year. In a reversal of 2016 patterns, growth stocks outperformed value stocks.

At the sector level, the Fund’s investments in Consumer Discretionary, Information Technology, and Financials were the largest contributors to performance. There were no sectors that detracted in the period.

The largest individual contributor was Tesla, Inc., a manufacturer of purely electric automobiles, energy storage, and solar solutions. Shares rose after the January launch of GigaFactory, one of the world’s largest manufacturing facilities. Investor confidence about the initial production of the company’s mass-market vehicle Model 3 also helped drive up the share price. We find the 373,000 pre-orders for its new Model 3 to be a testament to the strong Tesla brand, and Tesla could continue to grow its business rapidly at least through 2020, in our view.

The largest detractor was athletic apparel company Under Armour, Inc., driven by reported earnings and guidance that missed Street expectations. The company’s revenue slid due to an uptick in promotional activity, improved competitor positioning, and a key distributor’s bankruptcy. We think Under Armour will continue to grow its direct-to-consumer sales, which should increase its profitability, and to expand its presence internationally.

We expect to continue to establish positions in small and mid-sized businesses that, in our opinion, have favorable price-to-value characteristics based on our assessment of prospects for future growth and profitability.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

*	Please see Footnote 2 on page 4.

Baron International Growth Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON INTERNATIONAL GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE MSCI ACWI EX USA IMI GROWTH INDEX AND THE MSCI ACWI EX USA INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Since Inception (December 31, 2008)
Baron International Growth Fund — Retail Shares[1,2]	17.69%	18.77%	3.75%	9.28%	11.56%
Baron International Growth Fund — Institutional Shares[1,2,3]	17.92%	19.06%	4.03%	9.58%	11.84%
Baron International Growth Fund — R6 Shares[1,2,3]	17.92%	19.06%	4.03%	9.58%	11.84%
MSCI ACWI ex USA IMI Growth Index[1]	17.27%	17.35%	2.71%	8.25%	9.39%
MSCI ACWI ex USA Index[1]	14.10%	20.45%	0.80%	7.22%	8.34%

*	Not Annualized.

[1]

The MSCI ACWI ex USA indexes cited are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI ACWI ex USA IMI Growth Index Net USD measures the performance of large-, mid- and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI ACWI ex USA Index Net USD measures the equity market performance of large and mid-cap securities across developed and emerging markets, excluding the United States. The indexes and Baron International Growth Fund include reinvestment of dividends, net of foreign withholding taxes, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

June 30, 2017 (Unaudited)	Baron International Growth Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Net Assets
Eurofins Scientific SE	3.1%
BNP Paribas S.A.	2.6%
RIB Software SE	2.5%
Softbank Group Corp.	2.4%
Constellation Software, Inc.	2.4%
Alibaba Group Holding Limited	2.2%
Reckitt Benckiser Group Plc	2.1%
Tencent Holdings, Ltd.	2.1%
Abcam plc	2.0%
Arch Capital Group Ltd.	2.0%
23.4%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended June 30, 2017, Baron International Growth Fund1 gained 17.69%, outperforming the MSCI ACWI ex US IMI Growth Index, which gained 17.27%.

Baron International Growth Fund is a diversified fund that invests for the long term primarily in securities of non-U.S. growth companies. The Fund expects to diversify among several developed countries and developing countries throughout the world, although the Fund’s total exposure to developing countries will not exceed 35%. The Fund may purchase securities of companies of any size. Of course, there can be no guarantee that we will be successful in achieving the Fund’s investment goals.

International equities generated solid gains for the first half of 2017. They had a strong start fueled by moderation in expectations regarding Trump’s policies, sustained global economic traction with international economies beginning to outpace the U.S., and a broadening recovery in China. In addition, several key elections, mainly in Europe and the U.K., suggested the wave of populism that emerged last year and threatened the global political, economic, and market equilibrium seemed to have peaked. Monetary policy support and financial conditions, particularly in Europe and Japan, remained accommodative. The widespread weakness in emerging equities in late 2016 also provided opportunities for investors to initiate several new developing world positions early in 2017.

On a country basis, holdings in China, Japan, and the U.K. contributed the most to performance. Investments in Nigeria, Denmark, and Australia were the biggest detractors.

On a sector basis, investments in Information Technology, Industrials, and Health Care were the largest contributors. Investments in Energy detracted.

The top contributor was Chinese e-commerce company Alibaba Group Holding Limited. Shares rose as a result of strong mobile and advertising growth and after the company indicated a favorable outlook. It enjoys over 50% market share of all e-commerce transactions in China, and we expect it to continue growing 20%+ for years to come. We also see significant positive optionality in Alibaba’s cloud computing, data management, and electronic payments platforms.

Encana Corp. was the largest detractor in the six-month period. Shares of the Canadian exploration & production company fell due to lower oil prices and concerns about Encana’s balance sheet and cash flow outspend. The company is improving capital efficiency and balance sheet, and we believe it is one of the most attractively valued E&Ps and that investors underappreciate its long-term growth potential.

In our view, the cyclical earnings recovery in international economies that we began to anticipate over a year ago persists, while there are few signs of material threats on the current horizon. We continue to monitor the tightening cycles underway in the U.S. and China for signs that the global economy and corporate earnings may become more vulnerable, though we see scant evidence thus far. We believe international equities are likely to remain in a “sweet spot” for the time being.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Real Estate Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON REAL ESTATE FUND (RETAIL SHARES)

IN RELATION TO THE MSCI USA IMI EXTENDED REAL ESTATE INDEX, MSCI US REIT INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Since Inception (December 31, 2009)
Baron Real Estate Fund — Retail Shares[1,2]	15.63%	18.14%	4.84%	14.15%	15.30%
Baron Real Estate Fund — Institutional Shares[1,2]	15.75%	18.41%	5.09%	14.43%	15.59%
Baron Real Estate Fund — R6 Shares[1,2,3]	15.75%	18.43%	5.10%	14.43%	15.59%
MSCI USA IMI Extended Real Estate Index[1]	9.08%	9.41%	9.57%	13.13%	13.54%
MSCI US REIT Index[1]	2.04%	(3.05)%	6.82%	8.04%	11.72%
S&P 500 Index[1]	9.34%	17.90%	9.61%	14.63%	13.27%

*	Not Annualized.

[1]

The indexes are unmanaged. The MSCI USA IMI Extended Real Estate Index is a custom index calculated by MSCI for, and as requested by, BAMCO, Inc. The index includes real estate and real estate-related GICS classification securities. MSCI makes no express or implied warranties or representation and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI. The MSCI US REIT Index is a free float-adjusted market capitalization index that measures the performance of all equity REITs in the US equity market, except for specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. The indexes and Baron Real Estate Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

June 30, 2017 (Unaudited)	Baron Real Estate Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Net Assets
American Tower Corp.	6.2%
Mohawk Industries, Inc.	5.9%
InterXion Holding N.V.	5.9%
Equinix, Inc.	4.6%
Home Depot, Inc.	4.5%
Vulcan Materials Company	3.4%
MGM Resorts International	3.2%
Wyndham Worldwide Corp.	3.0%
The Sherwin-Williams Company	2.8%
Hilton Worldwide Holdings, Inc.	2.6%
42.1%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six month period ended June 30, 2017, Baron Real Estate Fund1 increased 15.63%, outperforming the MSCI USA IMI Extended Real Estate Index, which gained 9.08%. Since its inception on December 31, 2009 through June 30, 2017, the Fund has outperformed its index, generating an annualized return of 15.30%, compared with an annualized return of 13.54% for the index.

Baron Real Estate Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in real estate and real estate-related companies of all sizes, and in companies which, in the opinion of the Adviser, own significant real estate assets at the time of investment. The Fund seeks to invest in well-managed companies that we believe have significant long-term growth opportunities. The Fund’s investment universe extends beyond real estate investment trusts (REITs) to include hotels, senior housing operators, casino and gaming operators, tower operators, infrastructure-related companies and master limited partnerships (MLPs), data centers, building products companies, real estate service companies, and real estate operating companies. Of course, there can be no guarantee that we will be successful in achieving the Fund’s investment goals.

Real Estate equities in general performed well in the first half of 2017, driven by several positive factors. Demand continues to outstrip supply in most U.S. markets, balance sheets are solid for the most part, and credit remains available at attractive interest rates. We anticipate that the real estate cycle will persist for another few years, as we are not witnessing the broad excesses and warning signs that typically signal the end of a cycle.

Our investments in building products/services companies , REITs, and hotels & leisure companies contributed the most to returns in the first half of 2017. Holdings in infrastructure related & MLPs were modest detractors.

The top contributor was InterXion Holding N.V., a provider of network-dense, carrier-neutral colocation data center services across Europe. Positive performance was driven by robust quarterly results, growth acceleration and continued strong demand from cloud customers. We retain conviction in InterXion due to, in our view, strong secular tailwinds in cloud adoption and IT outsourcing, strong pre-leasing trends (60% of 2017 capex committed), increasing ability to capture U.S. cloud deployments, and high likelihood of being an M&A target as the last pure-play European operator of scale.

The top detractor was Simon Property Group, Inc., a REIT that owns and operates a high quality portfolio of malls and outlets. The stock fell amid concerns that Simon’s business would be negatively impacted by retail store closures and bankruptcies. We believe that secular headwinds will persist for Simon and decided to exit our modestly-sized investment in favor of higher conviction ideas.

We emphasize what we view as well-managed market leaders that generally possess quality balance sheets, own well-located real estate, and grow cash flow at a faster rate than most peers. We believe many of these high-quality companies are also priced at discounts to our assessment of intrinsic value.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Emerging Markets Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON EMERGING MARKETS FUND (RETAIL SHARES)
IN RELATION TO THE MSCI EM IMI GROWTH INDEX AND THE MSCI EM INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Since Inception (December 31, 2010)
Baron Emerging Markets Fund — Retail Shares[1,2]	20.18%	18.21%	1.88%	8.63%	4.59%
Baron Emerging Markets Fund — Institutional Shares[1,2]	20.31%	18.50%	2.16%	8.91%	4.85%
Baron Emerging Markets Fund — R6 Shares[1,2,3]	20.20%	18.40%	2.16%	8.91%	4.85%
MSCI EM IMI Growth Index[1]	22.18%	23.82%	2.74%	5.89%	1.71%
MSCI EM Index[1]	18.43%	23.75%	1.07%	3.96%	0.45%

*	Not Annualized.

[1]

The MSCI EM (Emerging Markets) IMI Growth Index Net USD is a free float-adjusted market capitalization index designed to measure equity market performance of large, mid and small-cap securities exhibiting overall growth characteristics across 23 Emerging Markets countries. MSCI EM (Emerging Markets) Index Net USD is designed to measure equity market performance of large and mid-cap securities across 23 Emerging Markets countries. The indexes and the Fund include reinvestment of dividends, net of withholding taxes, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent without which performance would have been lower.

[3]	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

June 30, 2017 (Unaudited)	Baron Emerging Markets Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Net Assets
Alibaba Group Holding Limited	4.3%
Tencent Holdings, Ltd.	3.4%
Samsung Electronics Co., Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company Ltd.	1.9%
WH Group Limited	1.8%
KB Financial Group Inc.	1.8%
TAL Education Group	1.6%
Baidu, Inc.	1.6%
Copa Holdings, S.A.	1.5%
Maruti Suzuki India Ltd.	1.5%
21.7%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended June 30, 2017, Baron Emerging Markets Fund1 gained 20.18%, underperforming the MSCI EM IMI Growth Index, which gained 22.18%.

Baron Emerging Markets Fund is a diversified fund that invests for the long term primarily in companies of any size that have their principal business activities or trading markets in developing countries. The Fund may invest up to 20% of its net assets in developed and frontier countries. The Fund seeks to invest in companies that have significant long-term growth prospects and to purchase them at prices we believe to be favorable. Of course, there can be no guarantee that we will be successful in achieving the Fund’s investment goals.

Emerging market equities generated strong returns for the first half of the tear. The cyclical earnings recovery in international and especially emerging market companies that we had anticipated over a year ago continued to evolve, bolstered by steady global growth and trade, moderation in Trump’s policies regarding trade and protectionism, and a stable Chinese economic growth and currency. Further, in mid-March, Chinese authorities introduced new reform measures that we believe can help the country continue its transition from a credit-fueled, investment-driven economy towards a healthier balance with increased exposure to consumption and value-added industries.

On a country basis, holdings in China, India, and Korea contributed the most to performance. Investments in the U.K., Nigeria, and Russia were the biggest detractors.

On a sector basis, investments in Information Technology, Consumer Discretionary, and Financials were the largest contributors. Investments in Energy and Health Care detracted.

The top contributor was Chinese e-commerce company Alibaba Group Holding Limited. Shares rose as a result of strong mobile and advertising growth and after the company indicated a favorable outlook. It enjoys over 50% market share of all e-commerce transactions in China, and we expect it to continue growing 20%+ for years to come. We also see significant positive optionality in Alibaba’s cloud computing, data management, and electronic payments platforms.

Tullow Oil plc, an international exploration and production company focused on operations in West and East Africa, was the top detractor. Shares declined due to balance sheet concerns associated with falling oil prices. We continue to like the shares due to the company’s operational improvements, ramp-up of production at TEN field in Ghana, deleveraging of the balance sheet, exploration upside in South America, and potential monetization of Kenya assets.

We believe the strength in emerging market economies and corporate earnings is likely to sustain over the coming months and quarters, though we continue to monitor the tightening cycles underway in the U.S. and China for signs of vulnerability. We see scant evidence thus far and believe capital markets appear well positioned to absorb any tightening. We remain optimistic regarding the long-term potential for the growth businesses in which we invest.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Energy and Resources Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ENERGY AND RESOURCES FUND† (RETAIL SHARES)
IN RELATION TO THE S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Since Inception (December 31, 2011)
Baron Energy and Resources Fund — Retail Shares[1,2]	(14.00)%	(2.03)%	(18.52)%	(2.29)%	(4.51)%
Baron Energy and Resources Fund — Institutional Shares[1,2]	(13.83)%	(1.75)%	(18.32)%	(2.06)%	(4.29)%
Baron Energy and Resources Fund — R6 Shares[1,2,3]	(13.85)%	(1.88)%	(18.36)%	(2.09)%	(4.31)%
S&P North American Natural Resources Sector Index[1]	(11.04)%	(2.62)%	(11.92)%	0.13%	(0.98)%
S&P 500 Index[1]	9.34%	17.90%	9.61%	14.63%	15.10%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The S&P North American Natural Resources Sector Index measures the performance of U.S.-traded natural resources-related stocks, including mining, energy, paper and forest products, and plantation owning companies. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies. The indexes and Baron Energy and Resources Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

June 30, 2017 (Unaudited)	Baron Energy and Resources Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Net Assets
Tesla, Inc.	6.7%
Concho Resources, Inc.	6.5%
Parsley Energy, Inc.	6.3%
RSP Permian, Inc.	5.7%
Flotek Industries, Inc.	4.1%
Encana Corp.	3.8%
Halliburton Co.	3.8%
Newfield Exploration Co.	3.7%
Golar LNG Ltd.	3.5%
Rice Energy Inc.	3.1%
47.2%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended June 30, 2017, Baron Energy and Resources Fund1 lost 14.00%, underperforming the S&P North American Natural Resources Sector Index, which lost 11.04%.

The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in U.S. and non-U.S. energy and resources companies and related companies and master limited partnerships (MLPs) of any market capitalization. The Fund invests primarily in U.S. securities and may invest up to 25% in non-U.S.

securities. We select securities that we believe have favorable price-to-value characteristics, are well managed and appropriately financed, and have significant long-term growth prospects and competitive advantages. Of course, there can be no guarantee that we will be successful in achieving the Fund’s investment goals.

For the first time in at least 30 years, the S&P 500 Energy Index posted negative returns for each of the first six months of the year. Energy stocks lagged in the period, contrasting the rally in the overall stock market, mainly due to weakened oil prices resulting from inventories that shrank less than Street expectations. Despite a fourth quarter OPEC announcement to cut production levels, investors seemed to focus on concerns about an abundance of U.S. oil supply, keeping a downward pressure on energy stocks. As expected, this losing streak had a disproportionate impact on small- and mid-cap stocks, particularly those of energy producers and oilfield service and equipment companies. Nonetheless, the pullback in share prices along with upward revisions in forward earnings and cash flow estimates have resulted in more favorable valuations across the energy spectrum.

Investments in Consumer Discretionary subsector automobile manufacturers contributed the most to performance. Holdings in Energy subsectors oil & gas exploration & production and oil & gas equipment & services were the top detractors.

The largest individual contributor was Tesla, Inc., a manufacturer of purely electric automobiles, energy storage, and solar solutions. Shares rose after the January launch of GigaFactory, one of the world’s largest manufacturing facilities. Investor confidence about the initial production of the company’s mass-market vehicle Model 3 also helped drive up the share price. We find the 373,000 pre-orders for its new Model 3 to be a testament to the strong Tesla brand, and Tesla could continue to grow its business rapidly at least through 2020, in our view.

Exploration & production company RSP Permian, Inc. was the top detractor. Falling oil prices pressured shares due to investor concerns regarding the company’s levels of cash flow outspend and ability to maintain the pace of rig additions among high-growth Permian companies like RSP. We see strength in its resource base and balance sheet, as it continues to generate peer-leading production growth.

We continue to believe the industry is recovering from the recession that began in the second half of 2014 and bottomed in the first half of 2016. The recovery in bottom-up indicators like production growth, rig count, and capital spending has exceeded our expectations. U.S. and global oil inventories have been declining, indicating the market is cleaning up and could continue to tighten in the second half of 2017.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Global Advantage Fund (Unaudited)	June 30, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GLOBAL ADVANTAGE FUND† (RETAIL SHARES)

IN RELATION TO THE MSCI ACWI GROWTH INDEX AND THE MSCI ACWI INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2017
	Six Months*	One Year	Three Years	Five Years	Since Inception (April 30, 2012)
Baron Global Advantage Fund — Retail Shares[1,2]	26.25%	30.04%	6.70%	13.69%	11.34%
Baron Global Advantage Fund — Institutional Shares[1,2]	26.24%	30.19%	6.88%	13.92%	11.55%
Baron Global Advantage Fund — R6 Shares[1,2,3]	26.32%	30.26%	6.90%	13.93%	11.56%
MSCI ACWI Growth Index Net[1]	15.32%	18.57%	6.55%	11.43%	9.86%
MSCI ACWI Index Net[1]	11.48%	18.78%	4.82%	10.54%	9.21%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The MSCI ACWI indexes cited are unmanaged, free float-adjusted market capitalization weighted indexes reflected in US dollars. The MSCI ACWI Growth Index Net USD measures the equity market performance of large- and mid-cap growth securities across developed and emerging markets. The MSCI ACWI Index Net USD measures the equity market performance of large- and mid-cap securities across developed and emerging markets. The indexes and Baron Global Advantage Fund include reinvestment of dividends, net of foreign withholding taxes, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses (by contract as long as BAMCO, Inc. is the Adviser to the Fund) and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

June 30, 2017 (Unaudited)	Baron Global Advantage Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2017

Percent of Net Assets
Alibaba Group Holding Limited	8.9%
Amazon.com, Inc.	6.3%
Alphabet Inc.	4.3%
Naspers Limited	4.1%
Facebook, Inc.	4.1%
Ctrip.com International, Ltd.	3.6%
EPAM Systems, Inc.	3.2%
TAL Education Group	3.1%
Constellation Software, Inc.	2.8%
Expedia, Inc.	2.6%
43.0%

SECTOR BREAKDOWN AS OF JUNE 30, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended June 30, 2017, Baron Global Advantage Fund1 gained 26.25%, outperforming the MSCI ACWI Growth Index, which rose 15.32%.

Baron Global Advantage Fund is a diversified fund that invests primarily in growth companies of any size located throughout the world. We have a long-term mindset, conduct bottom-up research, and believe insights and perspective are more important than short-term events or results. We invest in companies that we believe have favorable price-to-value and risk/reward characteristics, have strong free cash flow and returns on capital, are well managed, and have sustainable competitive advantages. Of course, there can be no guarantee that we will be successful in achieving the Fund’s investment goals.

Despite some controversies at home and abroad, the last six months exemplified a notably favorable investing environment for the kinds of companies in which Baron Global Advantage Fund invests. Market participants chose to focus on company fundamentals and quality of revenue and earnings growth and to pay little attention to the outside noise. The global economy continues to improve, albeit slowly, with every market sitting in the green at the halfway point of 2017 (except for Russia’s oil-dependent economy and China A-Shares in Shenzhen). In the U.S., unemployment, inflation, and interest rates continue to be at historical lows, making fast-growing companies with a demonstrated ability to reinvest capital at high rates of return particularly attractive to investors.

On a sector basis, the Fund’s investments in Information Technology and Consumer Discretionary contributed the most to performance, while those in Industrials detracted modestly. From a country perspective, holdings in the U.S., China, and Israel were the top contributors. Investments in Japan were modest detractors.

The top contributor was Chinese e-commerce company Alibaba Group Holding Limited. Shares rose as a result of strong mobile and advertising growth and after the company indicated a favorable outlook. It enjoys over 50% market share of all e-commerce transactions in China, and we expect it to continue growing 20%+ for years to come. We also see significant positive optionality in Alibaba’s cloud computing, data management, and electronic payments platforms.

The biggest detractor was Petróleo Brasileiro S.A. — Petrobras, one of the largest integrated oil & gas companies in the world with a focus on developing deep-water oil fields offshore Brazil. Shares fell due to a decline in crude oil prices and as investors speculated on the possible impact of a potential government transition on fuel pricing policy. We exited our position.

The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level being the most important determinants of the size of each individual investment. We continue to focus on identifying and investing in unique companies with sustainable competitive advantages and the ability to redeploy capital at high rates of return. We are optimistic about the long-term opportunities of the companies in which we are invested and continue to search for new ideas and investments.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Partners Fund	June 30, 2017

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (117.93%)
Consumer Discretionary (47.69%)
	Apparel, Accessories & Luxury Goods (3.61%)
2,296,100	Under Armour, Inc., Cl A1	$59,740,975	$49,963,136
1,206,500	Under Armour, Inc., Cl C1	31,109,238	24,323,040

		90,850,213	74,286,176

	Automobile Manufacturers (19.49%)
1,110,000	Tesla, Inc.[1]	236,819,490	401,387,100

	Hotels, Resorts & Cruise Lines (8.35%)
2,600,000	Hyatt Hotels Corp., Cl A1	72,054,423	146,146,000
475,000	Norwegian Cruise Line Holdings Ltd.[1,2]	20,954,950	25,787,750

		93,009,373	171,933,750

	Internet & Direct Marketing Retail (2.90%)
30,000	Amazon.com, Inc.[1]	28,423,718	29,040,000
20,357,182	AO World plc (United Kingdom)[1,2]	43,575,320	30,822,763

		71,999,038	59,862,763

	Leisure Facilities (9.12%)
925,800	Vail Resorts, Inc.	27,801,851	187,780,014

	Movies & Entertainment (4.22%)
5,350,000	Manchester United plc, Cl A2	91,115,472	86,937,500

Total Consumer Discretionary		611,595,437	982,187,303

Financials (25.69%)
	Asset Management & Custody Banks (2.77%)
2,890,000	The Carlyle Group	72,986,195	57,077,500

	Financial Exchanges & Data (6.21%)
770,000	FactSet Research Systems, Inc.	50,187,585	127,958,600

	Investment Banking & Brokerage (5.84%)
2,800,000	The Charles Schwab Corp.	42,170,098	120,288,000

	Property & Casualty Insurance (10.87%)
2,400,000	Arch Capital Group Ltd.[1,2]	31,929,993	223,896,000

Total Financials		197,273,871	529,220,100

Health Care (8.23%)
	Health Care Equipment (7.05%)
900,000	IDEXX Laboratories, Inc.[1]	39,330,858	145,278,000

	Health Care Technology (1.18%)
1,848,249	Inovalon Holdings, Inc., CI A1	48,521,079	24,304,474

Total Health Care		87,851,937	169,582,474

Industrials (4.30%)
	Human Resource & Employment Services (1.40%)
600,000	Robert Half International, Inc.	22,621,725	28,758,000

	Trading Companies & Distributors (2.90%)
900,000	Air Lease Corp.	28,439,408	33,624,000
600,000	Fastenal Co.	26,255,045	26,118,000

		54,694,453	59,742,000

Total Industrials		77,316,178	88,500,000

Information Technology (25.99%)
	Internet Software & Services (20.89%)
501,683	Benefitfocus, Inc.[1]	17,636,151	18,236,177
1,100,000	CoStar Group, Inc.[1]	112,737,432	289,960,000

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (continued)
2,500,000	Zillow Group, Inc., Cl A1	$62,518,639	$122,100,000

		192,892,222	430,296,177

	IT Consulting & Other Services (5.10%)
850,000	Gartner, Inc.[1]	70,289,270	104,983,500

Total Information Technology		263,181,492	535,279,677

Real Estate (6.03%)
	Hotel & Resort REITs (0.54%)
382,727	MGM Growth Properties LLC, Cl A	8,037,267	11,171,801

	Office REITs (1.83%)
985,000	Douglas Emmett, Inc.	28,695,526	37,636,850

	Specialized REITs (3.66%)
2,000,000	Gaming and Leisure Properties, Inc.	61,345,351	75,340,000

Total Real Estate		98,078,144	124,148,651

Total Common Stocks		1,335,297,059	2,428,918,205

Private Equity Investments (0.17%)
Financials (0.17%)
	Asset Management & Custody Banks (0.17%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	0	3,516,716

Principal Amount
Short Term Investments (0.01%)
$285,802	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $285,805; (Fully collateralized by $290,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value - $291,949)[5]	285,802	285,802

Total Investments (118.11%)		$1,335,582,861	2,432,720,723

Liabilities Less Cash and Other Assets (-18.11%)			(372,959,014)

Net Assets			$2,059,761,709

Retail Shares (Equivalent to $47.59 per share based on 25,292,750 shares outstanding)			$1,203,724,869

Institutional Shares (Equivalent to $48.49 per share based on 17,429,474 shares outstanding)			$845,112,183

R6 Shares (Equivalent to $48.49 per share based on 225,304 shares outstanding)			$10,924,657

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2017, the market value of restricted and fair valued securities amounted to $3,516,716 or 0.17% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

16	See Notes to Financial Statements.

June 30, 2017	Baron Focused Growth Fund

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (93.19%)
Consumer Discretionary (52.18%)
	Automobile Manufacturers (17.35%)
90,000	Tesla, Inc.[1]	$20,342,221	$32,544,900

	Hotels, Resorts & Cruise Lines (15.33%)
150,000	Choice Hotels International, Inc.	5,080,139	9,637,500
340,000	Hyatt Hotels Corp., Cl A1	12,201,302	19,111,400

		17,281,441	28,748,900

	Leisure Facilities (14.73%)
136,230	Vail Resorts, Inc.	8,272,836	27,631,531

	Movies & Entertainment (4.77%)
550,000	Manchester United plc, Cl A2	8,719,506	8,937,500

Total Consumer Discretionary		54,616,004	97,862,831

Consumer Staples (2.77%)
	Household Products (2.77%)
100,000	Church & Dwight Co., Inc.	1,274,171	5,188,000

Financials (19.61%)
	Asset Management & Custody Banks (8.00%)
435,000	The Carlyle Group	9,519,389	8,591,250
175,000	Financial Engines, Inc.	5,948,430	6,405,000

		15,467,819	14,996,250

	Financial Exchanges & Data (6.64%)
75,000	FactSet Research Systems, Inc.	5,828,282	12,463,500

	Property & Casualty Insurance (4.97%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,056	9,329,000

Total Financials		23,096,157	36,788,750

Information Technology (18.63%)
	Application Software (3.73%)
101,870	Guidewire Software, Inc.[1]	4,816,692	6,999,488

	Internet Software & Services (14.90%)
225,000	Benefitfocus, Inc.[1]	5,980,202	8,178,750
75,000	CoStar Group, Inc.[1]	13,824,622	19,770,000

		19,804,824	27,948,750

Total Information Technology		24,621,516	34,948,238

Total Common Stocks		103,607,848	174,787,819

Preferred Stocks (4.58%)
Telecommunication Services (4.58%)
	Alternative Carriers (4.58%)
22,300	Iridium Communications, Inc., Series B, 6.75%[3]	5,814,082	8,598,657

Principal Amount		Cost	Value
Short Term Investments (2.00%)
$3,742,796	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $3,742,833; (Fully collateralized by $3,895,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value - $3,818,927)[3]	$3,742,796	$3,742,796

Total Investments (99.77%)		$113,164,726	187,129,272

Cash and Other Assets Less Liabilities (0.23%)			425,000

Net Assets			$187,554,272

Retail Shares (Equivalent to $14.84 per share based on 2,823,176 shares outstanding)			$41,882,944

Institutional Shares (Equivalent to $15.09 per share based on 8,973,959 shares outstanding)			$135,389,913

R6 Shares (Equivalent to $15.09 per share based on 681,224 shares outstanding)			$10,281,415

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron International Growth Fund	June 30, 2017

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (93.28%)
Argentina (1.83%)
85,000	Bolsas y Mercados Argentinos SA1	$800,158	$744,044
72,200	YPF SA, ADR	1,563,903	1,581,180

Total Argentina		2,364,061	2,325,224

Australia (2.03%)
35,169	Domino’s Pizza Enterprises Ltd.	237,597	1,407,769
445,000	MYOB Group Ltd.	1,229,236	1,169,732

Total Australia		1,466,833	2,577,501

Belgium (1.02%)
17,000	KBC Group NV	1,291,968	1,289,453

Brazil (1.71%)
78,000	Smiles SA	1,021,965	1,421,607
82,000	TOTVS SA	586,404	746,512

Total Brazil		1,608,369	2,168,119

Canada (3.86%)
5,800	Constellation Software, Inc.	957,462	3,034,221
105,000	Encana Corp.	901,772	924,000
32,000	Suncor Energy, Inc.	1,114,982	934,400

Total Canada		2,974,216	4,892,621

Chile (0.61%)
23,397	Sociedad Química y Minera de Chile SA, ADR	481,851	772,569

China (10.46%)
20,000	Alibaba Group Holding Ltd., ADR[1]	1,592,811	2,818,000
8,600	Baidu, Inc., ADR[1]	1,599,272	1,538,196
28,800	Bitauto Holdings Ltd., ADR[1]	903,525	828,000
38,229	China Distance Education Holdings Ltd., ADR	411,302	341,003
22,800	Ctrip.com International Ltd., ADR[1]	844,881	1,228,008
690,571	Haitong Securities Co., Ltd., Cl H	1,158,327	1,116,242
2,251,700	Kingdee International Software Group Co. Ltd.[1]	336,315	940,197
8,500	Momo, Inc., ADR[1]	160,649	314,160
12,000	TAL Education Group, ADR[1]	581,596	1,467,720
75,000	Tencent Holdings Ltd.	393,663	2,682,054

Total China		7,982,341	13,273,580

France (6.80%)
45,000	BNP Paribas SA	3,053,922	3,241,078
7,000	Eurofins Scientific SE	682,393	3,942,758
5,800	LVMH Moet Hennessy Louis Vuitton SE	1,307,008	1,446,121

Total France		5,043,323	8,629,957

Shares		Cost	Value
Common Stocks (continued)
Germany (5.93%)
22,425	Fresenius Medical Care Ag & Co.	$1,872,574	$2,155,822
25,566	ProSiebenSat.1 Media SE	1,029,377	1,069,895
187,600	RIB Software AG	1,723,740	3,169,013
16,000	Symrise AG	241,276	1,133,378

Total Germany		4,866,967	7,528,108

Hong Kong (0.51%)
724,800	Man Wah Holdings Ltd.	662,134	650,769

India (5.96%)
57,000	Divi’s Laboratories Ltd.[1]	645,698	570,771
1,349,785	JM Financial Ltd.	1,883,274	2,453,680
77,000	Manpasand Beverages Ltd.[1]	916,693	937,938
13,300	Maruti Suzuki India Ltd.	1,090,079	1,485,114
114,000	Tata Communications Ltd.	1,199,120	1,274,966
109,500	Zee Entertainment Enterprises Ltd.	660,842	832,378

Total India		6,395,706	7,554,847

Indonesia (1.10%)
1,250,000	PT Sarana Menara Nusantara Tbk.	260,297	355,468
2,051,400	PT Tower Bersama Infrastructure Tbk[2]	877,935	1,041,037

Total Indonesia		1,138,232	1,396,505

Ireland (1.36%)
16,075	Ryanair Holdings plc, ADR[1]	399,042	1,729,831

Israel (5.27%)
16,000	Check Point Software Technologies Ltd.[1]	758,407	1,745,280
37,000	Mellanox Technologies Ltd.[1]	1,534,728	1,602,100
21,500	Mobileye N.V.[1]	794,446	1,350,200
28,559	Wix.com Ltd.[1]	1,453,814	1,987,706

Total Israel		4,541,395	6,685,286

Italy (1.53%)
103,685	UniCredit SpA[1]	1,779,665	1,936,229

Japan (16.88%)
15,000	Bridgestone Corp.	288,478	645,477
225,000	Daiwa Securities Group, Inc.	1,527,053	1,331,896
9,500	FANUC Corp.	1,191,942	1,829,051
8,500	Kose Corp.	965,200	927,273
145,000	Mitsubishi UFJ Financial Group, Inc., ADR	969,437	978,750
64,000	Mitsui Fudosan Co. Ltd.	1,383,420	1,525,246
52,000	MonotaRO Co. Ltd.	775,483	1,673,616
145,000	Rakuten, Inc.	1,785,841	1,704,290
66,000	Recruit Holdings Co. Ltd.	1,069,916	1,133,105
47,000	SMS Co. Ltd.	1,188,985	1,424,939
38,000	SoftBank Group Corp.	1,682,305	3,073,447
57,000	Sony Corp., ADR	1,836,281	2,176,830
51,000	Square Enix Holdings Co. Ltd.	1,747,222	1,668,637
33,000	TechnoPro Holdings, Inc.	1,162,914	1,326,161

Total Japan		17,574,477	21,418,718

18	See Notes to Financial Statements.

June 30, 2017	Baron International Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (0.78%)
19,500	KB Financial Group, Inc.	$960,812	$983,394

Mexico (1.13%)
1,950,000	Telesites SAB de CV1	1,364,426	1,433,322

Netherlands (2.01%)
10,500	Cimpress NV1	943,497	992,565
34,000	InterXion Holding N.V.[1]	1,234,713	1,556,520

Total Netherlands		2,178,210	2,549,085

Nigeria (0.25%)
1,501,886	Lekoil Ltd.[1]	530,554	315,426

Norway (1.22%)
69,500	Golar LNG Ltd.	1,272,273	1,546,375

Panama (1.00%)
10,800	Copa Holdings, S.A., Cl A	868,833	1,263,600

Russia (0.64%)
78,000	Sberbank of Russia, ADR	904,063	807,300

Spain (3.45%)
11,000	Aena SA, 144A	1,004,611	2,146,499
20,000	Grifols SA, ADR	102,215	422,600
47,105	Industria de Diseño Textil SA	1,445,248	1,808,250

Total Spain		2,552,074	4,377,349

Switzerland (1.74%)
42,067	Julius Baer Group Ltd.	1,489,578	2,213,244

United Kingdom (10.91%)
200,000	Abcam plc	1,362,532	2,535,869
325,214	AO World plc[1]	718,810	492,406
290,000	Domino’s Pizza Group plc	943,591	1,110,091
73,000	Experian plc	770,060	1,497,492
350,000	Horizon Discovery Group plc[1]	723,381	945,904
160,000	Howden Joinery Group Plc	763,986	848,364
30,000	Intertek Group plc	816,271	1,647,729
95,159	JUST EAT plc[1]	453,828	811,806
26,825	Reckitt Benckiser Group Plc	2,530,450	2,719,590
300,000	Worldpay Group plc, 144A	1,097,280	1,230,033

Total United Kingdom		10,180,189	13,839,284

United States (3.29%)
28,000	Agilent Technologies, Inc.	639,432	1,660,680
27,000	Arch Capital Group Ltd.[1]	983,683	2,518,830

Total United States		1,623,115	4,179,510

Total Common Stocks		84,494,707	118,337,206

Principal Amount		Cost	Value
Short Term Investments (6.84%)
$8,678,595	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $8,678,682; (Fully collateralized by $9,030,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value - $8,853,635)[2]	$8,678,595	$8,678,595

Total Investments (100.12%)		$93,173,302	127,015,801

Liabilities Less Cash and Other Assets (-0.12%)			(151,498)

Net Assets			$126,864,303

Retail Shares (Equivalent to $21.29 per share based on 2,354,428 shares outstanding)			$50,132,421

Institutional Shares (Equivalent to $21.52 per share based on 3,537,911 shares outstanding)			$76,123,644

R6 Shares (Equivalent to $21.52 per share based on 28,267 shares outstanding)			$608,238

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2017, the market value of Rule 144A securities amounted to $3,376,532 or 2.66% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2017	Percentage of Net Assets

Information Technology	24.9%

Financials	15.5%

Consumer Discretionary	15.2%

Industrials	11.9%

Health Care	9.6%

Telecommunication Services	5.7%

Energy	4.2%

Consumer Staples	3.6%

Materials	1.5%

Real Estate	1.2%

Cash and Cash Equivalents*	6.7%
100.0%

*	Includes short term investments.

See Notes to Financial Statements.	19

Baron Real Estate Fund	June 30, 2017

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (97.72%)
Consumer Discretionary (33.48%)
	Casinos & Gaming (6.47%)
702,950	Boyd Gaming Corp.	$14,378,153	$17,440,189
1,003,900	MGM Resorts International	19,767,625	31,412,031
472,039	Pinnacle Entertainment, Inc.[1]	7,569,898	9,327,491
204,800	Red Rock Resorts, Inc., Cl A	4,831,678	4,823,040

		46,547,354	63,002,751

	Home Furnishings (5.93%)
238,857	Mohawk Industries, Inc.[1]	31,252,124	57,729,348

	Home Improvement Retail (5.37%)
285,000	Home Depot, Inc.	25,869,904	43,719,000
111,300	Lowe’s Companies, Inc.	3,800,204	8,629,089

		29,670,108	52,348,089

	Homebuilding (1.30%)
321,200	Toll Brothers, Inc.	9,525,868	12,690,612

	Hotels, Resorts & Cruise Lines (14.41%)
556,425	Extended Stay America, Inc.	9,890,262	10,772,388
517,738	Hilton Grand Vacations, Inc.[1]	13,773,503	18,669,632
413,583	Hilton Worldwide Holdings, Inc.	20,760,480	25,580,109
185,700	Marriott International, Inc., Cl A	13,828,654	18,627,567
426,050	Norwegian Cruise Line Holdings Ltd.[1,2]	11,379,116	23,130,255
133,000	Royal Caribbean Cruises Ltd.[2]	10,630,062	14,527,590
290,300	Wyndham Worldwide Corp.	24,420,967	29,149,023

		104,683,044	140,456,564

Total Consumer Discretionary		221,678,498	326,227,364

Financials (2.45%)
	Asset Management & Custody Banks (2.45%)
608,200	Brookfield Asset Management, Inc., Cl A2	14,811,468	23,847,522

Industrials (9.31%)
	Building Products (4.08%)
604,850	Masco Corp.	19,702,790	23,111,319
220,150	Masonite International Corp.[1,2]	12,735,583	16,621,325

		32,438,373	39,732,644

	Electrical Components & Equipment (1.50%)
72,098	Acuity Brands, Inc.	13,991,136	14,656,081

	Industrial Conglomerates (2.41%)
299,300	Macquarie Infrastructure Corp.[3]	16,410,197	23,465,120

	Trading Companies & Distributors (1.32%)
247,301	SiteOne Landscape Supply, Inc.[1]	8,160,933	12,874,490

Total Industrials		71,000,639	90,728,335

Information Technology (8.64%)
	Internet Software & Services (2.76%)
84,900	CoStar Group, Inc.[1]	15,701,045	22,379,640
1,310,000	NEXTDC Ltd. (Australia)[1,2]	4,508,179	4,540,965

		20,209,224	26,920,605

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (5.88%)
1,250,500	InterXion Holding N.V.[1,2]	$37,070,378	$57,247,890

Total Information Technology		57,279,602	84,168,495

Materials (10.29%)
	Construction Materials (7.48%)
107,450	Martin Marietta Materials, Inc.	14,818,768	23,916,221
554,500	Summit Materials, Inc., Cl A1	15,579,591	16,008,415
260,350	Vulcan Materials Co.	31,720,150	32,981,138

		62,118,509	72,905,774

	Specialty Chemicals (2.81%)
78,150	The Sherwin-Williams Co.	20,201,693	27,427,524

Total Materials		82,320,202	100,333,298

Real Estate (32.43%)
	Hotel & Resort REITs (2.03%)
501,644	MGM Growth Properties LLC, Cl A	10,534,524	14,642,988
188,999	Park Hotels & Resorts, Inc.	5,174,141	5,095,413

		15,708,665	19,738,401

	Industrial REITs (2.64%)
270,350	Prologis, Inc.	13,620,215	15,853,324
361,050	Rexford Industrial Realty, Inc.	7,738,049	9,907,212

		21,358,264	25,760,536

	Office REITs (2.29%)
307,950	Douglas Emmett, Inc.	6,366,859	11,766,769
306,957	Hudson Pacific Properties, Inc.	10,568,567	10,494,860

		16,935,426	22,261,629

	Real Estate Services (2.26%)
605,900	CBRE Group, Inc., Cl A1	12,675,866	22,054,760

	Residential REITs (5.64%)
208,850	American Campus Communities, Inc.	8,201,675	9,878,605
664,900	American Homes 4 Rent, Cl A	14,938,717	15,006,793
227,900	Equity Residential	13,867,083	15,002,657
698,500	Invitation Homes, Inc.	13,970,000	15,108,555

		50,977,475	54,996,610

	Specialized REITs (17.57%)
107,400	Alexandria Real Estate Equities, Inc.[3]	6,696,760	12,938,478
454,850	American Tower Corp.	43,772,329	60,185,752
102,015	Digital Realty Trust, Inc.	11,986,376	11,522,594
104,091	Equinix, Inc.	20,316,609	44,671,694
393,769	Gaming and Leisure Properties, Inc.	10,358,066	14,833,278
229,950	QTS Realty Trust, Inc., Cl A	12,387,174	12,033,284
111,300	SBA Communications Corp.[1]	7,206,724	15,014,370

		112,724,038	171,199,450

Total Real Estate		230,379,734	316,011,386

Telecommunication Services (1.12%)
	Integrated Telecommunication Services (1.12%)
528,850	Cellnex Telecom SA, 144A (Spain)[2]	10,949,874	10,908,707

Total Common Stocks		688,420,017	952,225,107

20	See Notes to Financial Statements.

June 30, 2017	Baron Real Estate Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

JUNE 30, 2017

Principal Amount		Cost	Value
Short Term Investments (1.87%)
$18,187,008	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $18,187,190; (Fully collateralized by $18,925,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value - $18,555,376)[4]	$18,187,008	$18,187,008

Total Investments (99.59%)		$706,607,025	970,412,115

Cash and Other Assets Less Liabilities (0.41%)			4,041,627

Net Assets			$974,453,742

Retail Shares (Equivalent to $27.37 per share based on 14,436,252 shares outstanding)			$395,056,860

Institutional Shares (Equivalent to $27.70 per share based on 20,819,485 shares outstanding)			$576,742,687

R6 Shares (Equivalent to $27.70 per share based on 95,812 shares outstanding)			$2,654,195

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2017, the market value of Rule 144A securities amounted to $10,908,707 or 1.12% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Emerging Markets Fund	June 30, 2017

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (91.08%)
Argentina (2.40%)
361,154	Banco Macro SA, ADR	$32,358,982	$33,294,787
2,445,573	YPF SA, ADR	49,117,874	53,558,049

Total Argentina		81,476,856	86,852,836

Brazil (4.28%)
4,449,684	BM&FBOVESPA SA	14,301,419	26,526,988
8,104,914	Kroton Educacional SA	33,976,913	36,379,025
1,273,729	Multiplus SA	14,374,757	14,929,185
2,841,653	Smiles SA	40,341,397	51,791,183
2,784,495	TOTVS SA	34,451,931	25,349,503

Total Brazil		137,446,417	154,975,884

Chile (1.81%)
1,377,929	Banco Santander Chile, ADR	31,601,010	35,013,176
928,127	Sociedad Química y Minera de Chile SA, ADR	20,150,800	30,646,753

Total Chile		51,751,810	65,659,929

China (26.66%)
1,107,250	Alibaba Group Holding Ltd., ADR[1]	96,732,682	156,011,525
319,161	Baidu, Inc., ADR[1]	59,400,298	57,085,137
1,168,888	Bitauto Holdings Ltd., ADR[1]	30,620,257	33,605,530
11,684,390	China Everbright Ltd.	30,080,094	25,441,678
19,577,732	China Mengniu Dairy Co. Ltd.	39,568,105	38,365,830
3,453,689	China Mobile Ltd.	43,371,434	36,649,371
902,087	Ctrip.com International Ltd., ADR[1]	31,645,663	48,586,406
21,161,346	Haitong Securities Co., Ltd., Cl H	34,858,716	34,205,302
9,959,613	Hangzhou Hikvision Digital Technology Co. Ltd.	30,330,857	47,451,213
49,988,944	Kingdee International Software Group Co. Ltd.[1]	16,659,533	20,872,879
7,189,823	Midea Group Co. Ltd.	37,331,186	45,644,957
584,294	Momo, Inc., ADR[1]	11,434,643	21,595,506
23,265,378	PetroChina Co. Ltd.	19,922,818	14,243,896
4,700,497	Shenzhou International Group Holdings Ltd.	21,096,662	30,885,308
49,183,577	Sino Biopharmaceutical Ltd.	42,042,042	43,467,032
8,862,150	Sinopharm Group Co. Ltd., Cl H	34,736,970	40,068,639
2,960,592	Sunny Optical Technology Group Co., Ltd.	6,742,987	26,544,062
470,773	TAL Education Group, ADR[1]	12,809,272	57,580,246
3,394,541	Tencent Holdings Ltd.	74,522,780	121,391,216
12,296	Weibo Corp., ADR[1]	918,789	817,315
64,967,812	WH Group Ltd., 144A	55,470,093	65,571,519

Total China		730,295,881	966,084,567

Hong Kong (1.74%)
37,324,980	Man Wah Holdings Ltd.	18,183,092	33,512,620
6,430,950	Techtronic Industries Co. Ltd.	25,735,892	29,570,616

Total Hong Kong		43,918,984	63,083,236

India (15.64%)
1,922,609	Amara Raja Batteries Ltd.[1]	15,703,059	24,973,468
1,919,154	Bank of Baroda	4,053,800	4,799,555
325,000	Britannia Industries Ltd.	18,300,629	18,553,723
8,350,110	Coal India Ltd.	45,316,757	31,553,113
353,092	DEN Networks Ltd.[1]	729,899	426,086
2,059,609	Divi’s Laboratories Ltd.[1]	21,790,943	20,623,971
8,560,090	Edelweiss Financial Services Ltd.	24,218,334	25,354,155
10,856,122	Exide Industries Ltd.	29,646,102	37,033,841
2,109,126	Housing Development Finance Corp. Ltd.	44,319,919	52,695,928

Shares		Cost	Value
Common Stocks (continued)
India (continued)
13,182,686	JM Financial Ltd.	$21,329,503	$23,963,885
2,995,685	Kotak Mahindra Bank Ltd.	34,548,038	44,295,122
2,211,253	Manpasand Beverages Ltd.[1]	23,160,327	26,935,294
482,962	Maruti Suzuki India Ltd.	37,857,461	53,928,857
2,815,000	Max Financial Services Ltd.	28,415,672	27,484,765
4,960,066	Motherson Sumi Systems Ltd.[1]	25,403,418	35,452,338
985,337	Multi Commodity Exchange of India Ltd.	14,907,291	16,590,095
1,037,187	PVR Ltd.	9,177,892	22,601,891
2,849,240	Sun TV Network Ltd.	17,679,602	35,987,152
3,264,748	Tata Communications Ltd.	33,927,195	36,512,649
3,558,914	Zee Entertainment Enterprises Ltd.	18,563,745	27,053,528

Total India		469,049,586	566,819,416

Indonesia (2.64%)
25,982,128	PT Bank Mandiri (Persero) Tbk[3]	22,190,145	24,904,406
65,999,445	PT Bank Negara Indonesia (Persero) Tbk[3]	28,630,395	32,451,706
31,533,127	PT Sarana Menara Nusantara Tbk.	10,053,366	8,967,215
58,193,858	PT Tower Bersama Infrastructure Tbk[3]	29,582,216	29,531,997

Total Indonesia		90,456,122	95,855,324

Korea, Republic of (7.80%)
1,292,453	KB Financial Group, Inc.	54,525,341	65,178,987
59,143	LG Household & Health Care Ltd.	41,781,569	51,381,499
31,430	NAVER Corporation	18,397,254	23,020,006
40,694	Samsung Electronics Co., Ltd.	51,182,227	84,542,794
279,955	Samsung Life Insurance Co. Ltd.	27,709,348	28,628,008
691,622	Shinhan Financial Group Co., Ltd.	27,488,694	29,801,132

Total Korea, Republic of		221,084,433	282,552,426

Malaysia (0.96%)
68,395,000	My EG Services Bhd	27,170,531	34,893,376

Mexico (4.76%)
371,751	Fomento Económico Mexicano, S.A.B. de C.V., ADR	34,233,174	36,557,993
1,967,086	GRUMA S.A.B. de C.V., Cl B	28,079,349	25,663,841
4,328,190	Grupo Financiero Banorte S.A.B. de C.V., Cl O	23,248,512	27,461,455
12,570,018	Grupo Lala S.A.B. de C.V.	24,494,719	23,043,157
8,706,701	Infraestructura Energetica Nova S.A.B. de C.V.	40,656,765	46,405,355
5,755,711	Wal-Mart de Mexico S.A.B de C.V.	12,705,206	13,345,289

Total Mexico		163,417,725	172,477,090

Nigeria (0.19%)
32,618,323	Lekoil Ltd.[1,2]	14,881,766	6,850,500

Panama (1.52%)
470,143	Copa Holdings, S.A., Cl A	29,638,052	55,006,731

Philippines (2.29%)
40,650,465	Ayala Land, Inc.	30,282,093	32,022,513
13,849,776	BDO Unibank, Inc.	29,488,050	34,034,329
134,582,635	Metro Pacific Investments Corp.	14,670,819	17,042,866

Total Philippines		74,440,962	83,099,708

22	See Notes to Financial Statements.

June 30, 2017	Baron Emerging Markets Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (continued)
Russia (2.96%)
390,804	Magnit PJSC, GDR	$15,485,052	$13,287,336
4,520,087	Sberbank of Russia, ADR	40,226,492	46,782,901
1,803,560	Yandex N.V., Cl A1	33,107,977	47,325,414

Total Russia		88,819,521	107,395,651

Singapore (1.25%)
21,811,763	Global Logistic Properties Ltd.	38,763,148	45,310,799

South Africa (4.21%)
2,008,360	Bid Corp. Ltd.	39,106,106	45,934,759
2,110,560	Bidvest Group Ltd.	17,993,496	25,421,903
4,400,000	FirstRand Ltd.	15,959,561	15,857,825
7,717,133	Life Healthcare Group Holdings Ltd.	17,118,860	15,130,477
566,590	Sasol Limited	18,633,905	15,872,749
384,195	Sasol Limited, ADR	12,413,252	10,738,250
4,603,699	Steinhoff International Holdings N.V.	22,342,423	23,445,927

Total South Africa		143,567,603	152,401,890

Taiwan, Province of China (8.41%)
3,412,000	Catcher Technology Co. Ltd.	24,364,817	40,771,269
7,570,879	Delta Electronics, Inc.	40,159,805	41,438,243
1,514,231	Eclat Textile Co., Ltd.	17,906,356	18,467,446
14,589,000	Far EasTone Telecommunications Co., Ltd.	32,669,143	37,167,899
2,404,000	Ginko International Co., Ltd.	32,887,319	18,373,767
2,678,513	Makalot Industrial Co. Ltd.	13,173,869	12,943,505
7,168,000	Novatek Microelectronics Corp.	28,464,915	28,983,037
9,935,000	Taiwan Mobile Co., Ltd.	34,339,445	37,395,053
1,977,674	Taiwan Semiconductor Manufacturing Company Ltd., ADR	45,352,005	69,139,483

Total Taiwan, Province of China		269,317,674	304,679,702

Thailand (0.75%)
1,045,929	Bangkok Bank PCL, Cl F3	5,890,958	6,065,588
3,872,664	Bangkok Bank Public Co., Ltd., NVDR	20,554,524	21,090,457

Total Thailand		26,445,482	27,156,045

United Kingdom (0.52%)
9,542,618	Tullow Oil plc[1]	24,638,468	18,730,171

United States (0.29%)
2,107,221	TerraForm Global, Inc., Cl A1	14,243,275	10,641,466

Total Common Stocks		2,740,824,296	3,300,526,747

Preferred Stocks (0.01%)
India (0.01%)
3,098,340	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	367,971	464,002

Principal Amount		Cost	Value
Short Term Investments (8.24%)
$298,589,374	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $298,592,360; (Fully collateralized by $310,630,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value - $304,563,086)[3]	$298,589,374	$298,589,374

Total Investments (99.33%)		$3,039,781,641	3,599,580,123

Cash and Other Assets Less Liabilities (0.67%)			24,121,074

Net Assets			$3,623,701,197

Retail Shares (Equivalent to $13.16 per share based on 67,678,586 shares outstanding)			$890,466,967

Institutional Shares (Equivalent to $13.21 per share based on 206,710,243 shares outstanding)			$2,729,623,235

R6 Shares (Equivalent to $13.21 per share based on 273,318 shares outstanding)			$3,610,995

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	See Note 10 regarding “Affiliated” companies.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2017, the market value of Rule 144A securities amounted to $65,571,519 or 1.81% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2017	Percentage of Net Assets

Information Technology	24.3%

Financials	19.3%

Consumer Discretionary	17.0%

Consumer Staples	9.9%

Telecommunication Services	5.1%

Health Care	3.8%

Energy	3.5%

Industrials	2.9%

Real Estate	2.1%

Materials	1.6%

Utilities	1.6%

Cash and Cash Equivalents*	8.9%
100.0%

*	Includes short term investments.

See Notes to Financial Statements.	23

Baron Energy and Resources Fund	June 30, 2017

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (98.98%)
Consumer Discretionary (6.74%)
	Automobile Manufacturers (6.74%)
14,100	Tesla, Inc.[1]	$3,242,965	$5,098,701

Energy (81.95%)
	Oil & Gas Drilling (0.97%)
89,800	Nabors Industries Ltd.[2]	986,727	730,972

	Oil & Gas Equipment & Services (16.92%)
10,550	Core Laboratories N.V.[2]	1,132,829	1,068,398
54,500	Forum Energy Technologies, Inc.[1]	978,787	850,200
127,500	GlobeLTR Energy Inc., Cl A, 144A1,3,4,6	1,498,125	1,417,800
66,596	Halliburton Co.	2,794,747	2,844,315
29,200	Keane Group, Inc.[1]	554,800	467,200
54,800	NCS Multistage Holdings, Inc.[1]	946,144	1,379,864
17,400	Schlumberger Limited[2]	1,225,387	1,145,616
66,600	Smart Sand, Inc.[1]	1,165,500	593,406
54,100	TechnipFMC plc[1,2]	1,899,116	1,471,520
43,800	U.S. Silica Holdings, Inc.	1,132,709	1,554,462

		13,328,144	12,792,781
	Oil & Gas Exploration & Production (41.84%)
19,800	Anadarko Petroleum Corporation	1,166,171	897,732
67,300	Antero Resources Corp.[1]	1,893,149	1,454,353
40,300	Concho Resources, Inc.[1]	3,901,301	4,897,659
330,100	Encana Corp.[2]	2,158,608	2,904,880
25,866	Energen Corp.[1]	1,148,098	1,277,005
20,768	EOG Resources, Inc.	1,668,068	1,879,919
439,653	Jones Energy, Inc., Cl A1	1,844,122	703,445
2,496,354	Lekoil Ltd. (Nigeria)[1,2]	1,228,382	524,284
98,900	Newfield Exploration Co.[1]	2,797,116	2,814,694
171,700	Parsley Energy, Inc., Cl A1	2,819,327	4,764,675
7,200	Pioneer Natural Resources Co.	1,334,408	1,148,976
86,600	Rice Energy, Inc.[1]	784,780	2,306,158
133,900	RSP Permian, Inc.[1]	3,117,563	4,320,953
180,500	WPX Energy, Inc.[1]	2,226,930	1,743,630

		28,088,023	31,638,363
	Oil & Gas Refining & Marketing (3.83%)
21,500	Tesoro Corp.	1,786,621	2,012,400
13,100	Valero Energy Corporation	740,209	883,726

		2,526,830	2,896,126
	Oil & Gas Storage & Transportation (18.39%)
122,500	Energy Transfer Equity L.P.	819,446	2,200,100
118,235	Golar LNG Ltd.[2]	2,561,074	2,630,729
31,100	MPLX LP	961,416	1,038,740
39,238	Noble Midstream Partners LP	882,855	1,781,405
125,000	Sanchez Midstream Partners LP (formerly, Sanchez Production Partners LP)	1,375,000	1,606,250
46,900	SemGroup Corp., Cl A	1,435,245	1,266,300
41,900	Targa Resources Corp.	1,172,871	1,893,880
32,600	Valero Energy Partners LP	1,224,650	1,487,864

		10,432,557	13,905,268

Total Energy		55,362,281	61,963,510

Industrials (1.95%)
	Heavy Electrical Equipment (1.95%)
79,600	TPI Composites, Inc.[1]	1,359,587	1,471,008

Shares		Cost	Value
Common Stocks (continued)
Information Technology (2.62%)
	Application Software (2.62%)
35,900	Aspen Technology, Inc.[1]	$1,376,294	$1,983,834

Materials (4.07%)
	Specialty Chemicals (4.07%)
344,552	Flotek Industries, Inc.[1]	3,766,812	3,080,295

Utilities (1.65%)
	Gas Utilities (1.65%)
233,666	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico)[2]	982,031	1,245,403

Total Common Stocks		66,089,970	74,842,751

Principal Amount
Short Term Investment (0.99%)
$745,696	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $745,703; (Fully collateralized by $760,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value - $765,107)[5]	745,696	745,696

Total Investments (99.97%)		$66,835,666	75,588,447

Cash and Other Assets Less Liabilities (0.03%)			21,413

Net Assets			$75,609,860

Retail Shares (Equivalent to $7.74 per share based on 6,496,672 shares outstanding)			$50,273,830

Institutional Shares (Equivalent to $7.85 per share based on 3,176,070 shares outstanding)			$24,919,991

R6 Shares (Equivalent to $7.84 per share based on 53,069 shares outstanding)			$416,039

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2017, the market value of restricted and fair valued securities amounted to $1,417,800 or 1.88% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security is not deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2017, the market value of Rule 144A securities amounted to $1,417,800 or 1.88% of net assets.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

June 30, 2017	Baron Global Advantage Fund

STATEMENT OF NET ASSETS (Unaudited)

JUNE 30, 2017

Shares		Cost	Value
Common Stocks (94.72%)
Argentina (1.50%)
10,221	Globant SA1	$370,027	$444,000

Brazil (0.71%)
11,094	Netshoes Cayman Limited[1]	199,692	211,119

Canada (2.76%)
1,556	Constellation Software, Inc.	540,378	814,008

China (19.11%)
18,562	Alibaba Group Holding Ltd., ADR[1]	1,940,170	2,615,386
2,229	Baidu, Inc., ADR[1]	365,101	398,679
19,968	Ctrip.com International Ltd., ADR[1]	783,151	1,075,476
16,398	JD.com, Inc., ADR[1]	517,860	643,130
7,416	TAL Education Group, ADR[1]	240,306	907,051

Total China		3,846,588	5,639,722

India (6.29%)
4,288	HDFC Bank Ltd., ADR	331,828	372,927
25,600	Housing Development Finance Corp. Ltd.	583,048	639,609
212,000	JM Financial Ltd.	415,777	385,380
31,000	Kotak Mahindra Bank Ltd.	468,158	458,376

Total India		1,798,811	1,856,292

Israel (6.59%)
2,689	Check Point Software Technologies Ltd.[1]	228,596	293,316
16,744	Mellanox Technologies Ltd.[1]	730,395	725,015
10,077	Mobileye N.V.[1]	471,746	632,836
4,232	Wix.com Ltd.[1]	304,096	294,547

Total Israel		1,734,833	1,945,714

Japan (1.57%)
2,400	FANUC Corp.	482,349	462,076

Netherlands (1.99%)
4,499	ASML Holding N.V.	483,005	586,307

South Africa (4.15%)
6,293	Naspers Limited, Cl N	984,100	1,224,207

Taiwan, Province of China (1.40%)
11,790	Taiwan Semiconductor Manufacturing Company Ltd., ADR	391,429	412,178

United Kingdom (1.73%)
59,967	JUST EAT plc[1]	258,537	511,581

United States (46.92%)
24,774	Acxiom Corp.[1]	602,305	643,629
5,511	Aerie Pharmaceuticals, Inc.[1]	140,968	289,603
1,413	Alphabet Inc., Cl C1	968,705	1,284,035
1,933	Amazon.com, Inc.[1]	846,352	1,871,144
4,399	Benefitfocus, Inc.[1]	117,819	159,904
4,564	Blackline, Inc.[1]	77,588	163,117
3,981	CBOE Holdings, Inc.	329,761	363,863
9,128	Cloudera, Inc.[1]	138,828	146,231
11,174	EPAM Systems, Inc.[1]	785,715	939,622
5,143	Expedia, Inc.	644,518	766,050
8,011	Facebook, Inc., Cl A1	592,376	1,209,501
46,074	FireEye, Inc.[1]	945,037	700,786
4,431	First Republic Bank	362,383	443,543
10,158	Glaukos Corporation[1]	292,910	421,252
3,383	Illumina, Inc.[1]	360,767	587,018
4,557	Luxoft Holding, Inc.[1]	270,704	277,293
11,944	Okta, Inc.[1]	203,048	272,323
7,034	Pacira Pharmaceuticals, Inc.[1]	410,605	335,522
260	The Priceline Group, Inc.[1]	294,563	486,335
3,184	Sage Therapeutics, Inc.[1]	188,745	253,574
8,187	Snap, Inc., Cl A1,2	142,007	145,483
5,146	Splunk, Inc.[1]	304,741	292,756
4,009	Take-Two Interactive Software, Inc.[1]	302,603	294,180

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
1,059	Tesla, Inc.[1]	$270,853	$382,945
13,912	Varonis Systems, Inc.[1]	405,714	517,526
4,786	Veeva Systems, Inc., Cl A1	297,106	293,430
23,111	Yext, Inc.[1]	313,642	308,070

Total United States		10,610,363	13,848,735

Total Common Stocks		21,700,112	27,955,939

Principal Amount
Short Term Investments (8.48%)
Repurchase Agreement (8.18%)
$2,415,834	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity - $2,415,858; (Fully collateralized by $2,450,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value - $2,466,464)[4]	2,415,834	2,415,834

Shares
Securities Lending Collateral (0.30%)
87,271	State Street Navigator Securities Lending Prime Portfolio[3,4]	87,271	87,271

Total Short Term Investments		2,503,105	2,503,105

Total Investments (103.20%)		$24,203,217	30,459,044

Liabilities Less Cash and Other Assets (-3.20%)			(943,571)

Net Assets			$29,515,473

Retail Shares (Equivalent to $17.36 per share based on 1,006,098 shares outstanding)			$17,462,063

Institutional Shares (Equivalent to $17.51 per share based on 669,226 shares outstanding)			$11,717,452

R6 Shares (Equivalent to $17.52 per share based on 19,175 shares outstanding)			$335,958

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The value of all securities loaned at June 30, 2017 amounted to $84,976 or 0.29% of net assets. See Note 2d regarding Securities Lending.
[3]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2017	Percentage of Net Assets

Information Technology	51.1%

Consumer Discretionary	25.6%

Financials	9.0%

Health Care	7.4%

Industrials	1.6%

Cash and Cash Equivalents*	5.3%
100.0%

*	Includes short term investments.

See Notes to Financial Statements.	25

Baron Select Funds	June 30, 2017

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2017

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$2,432,720,723	$187,129,272	$127,015,801	$970,412,115
“Affiliated” investments	—	—	—	—

Total investments, at value	2,432,720,723	187,129,272	127,015,801	970,412,115

Foreign currency, at value†	—	—	22,235	—
Cash	—	—	—	63,588
Receivable for shares sold	9,569,215	304,328	659,733	2,587,893
Dividends and interest receivable	1,427,596	187,962	194,085	1,079,461
Prepaid expenses	126,753	1,702	845	9,256
Receivable for securities sold	—	—	1,348,256	2,375,056
Other assets	—	—	247	—

	2,443,844,287	187,623,264	129,241,202	976,527,369

Liabilities:
Payable for borrowings against line of credit	372,500,000	—	—	—
Payable for shares redeemed	10,664,652	17,808	64,167	1,898,744
Investment advisory fees payable (Note 4)	797	421	959	715
Distribution fees payable (Note 4)	275	720	855	896
Payable for securities purchased	—	—	2,109,068	—
Accrued capital gains taxes	—	—	134,451	—
Accrued expenses and other payables	916,854	50,043	67,399	173,272

	384,082,578	68,992	2,376,899	2,073,627

Net Assets	$2,059,761,709	$187,554,272	$126,864,303	$974,453,742

Net Assets consist of:
Paid-in capital	$1,022,325,857	$110,980,062	$90,291,762	$685,958,055
Undistributed net investment income	8,494,776	1,202,716	210,503	3,002,909
Accumulated net realized gain (loss) on investments and foreign currency transactions	(68,196,786)	1,406,948	2,656,466	21,687,688
Net unrealized appreciation on investments, foreign capital gains tax and foreign currency translations	1,097,137,862	73,964,546	33,705,572	263,805,090

Net Assets	$2,059,761,709	$187,554,272	$126,864,303	$974,453,742

Retail Shares:
Net Assets	$1,203,724,869	$41,882,944	$50,132,421	$395,056,860
Shares Outstanding ($0.01 par value; indefinite shares authorized)	25,292,750	2,823,176	2,354,428	14,436,252

Net Asset Value and Offering Price Per Share	$47.59	$14.84	$21.29	$27.37

Institutional Shares:
Net Assets	$845,112,183	$135,389,913	$76,123,644	$576,742,687
Shares Outstanding ($0.01 par value; indefinite shares authorized)	17,429,474	8,973,959	3,537,911	20,819,485

Net Asset Value and Offering Price Per Share	$48.49	$15.09	$21.52	$27.70

R6 Shares:
Net Assets	$10,924,657	$10,281,415	$608,238	$2,654,195
Shares Outstanding ($0.01 par value; indefinite shares authorized)	225,304	681,224	28,267	95,812

Net Asset Value and Offering Price Per Share	$48.49	$15.09	$21.52	$27.70

* Investments in securities, at cost
Unaffiliated investments	$1,335,582,861	$113,164,726	$93,173,302	$706,607,025
“Affiliated” investments	—	—	—	—

Total investments, at cost	$1,335,582,861	$113,164,726	$93,173,302	$706,607,025

†Foreign currency, at cost:	$—	$—	$22,273	$—

26	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,592,729,623	$75,588,447	$30,459,044
“Affiliated” investments	6,850,500	—	—

Total investments, at value	3,599,580,123	75,588,447	30,459,044
Foreign currency, at value†	1,382,125	—	—
Cash	—	—	—
Receivable for shares sold	25,832,922	172,226	114,856
Dividends and interest receivable	5,799,996	24,478	18,287
Prepaid expenses	25,469	1,009	60
Receivable for securities sold	1,969,317	—	—
Other assets	—	—	—

	3,634,589,952	75,786,160	30,592,247

Liabilities:
Payable for shares redeemed	1,230,919	39,879	—
Investment advisory fees payable (Note 4)	87	957	463
Distribution fees payable (Note 4)	856	270	642
Payable for securities purchased	4,158,866	—	908,768
Payable for collateral on loaned securities	—	—	87,271
Accrued capital gains taxes	4,858,365	—	2,040
Accrued expenses and other payables	639,662	135,194	77,590

	10,888,755	176,300	1,076,774

Net Assets	$3,623,701,197	$75,609,860	$29,515,473

Net Assets consist of:
Paid-in capital	$3,224,681,776	$100,273,145	$24,122,175
Undistributed (accumulated) net investment income (loss)	10,201,293	1,009,289	(94,674)
Accumulated net realized loss on investments and foreign currency transactions	(166,112,157)	(34,425,355)	(765,611)
Net unrealized appreciation on investments, foreign capital gains tax and foreign currency translations	554,930,285	8,752,781	6,253,583

Net Assets	$3,623,701,197	$75,609,860	$29,515,473

Retail Shares:
Net Assets	$890,466,967	$50,273,830	$17,462,063
Shares Outstanding ($0.01 par value; indefinite shares authorized)	67,678,586	6,496,672	1,006,098

Net Asset Value and Offering Price Per Share	$13.16	$7.74	$17.36

Institutional Shares:
Net Assets	$2,729,623,235	$24,919,991	$11,717,452
Shares Outstanding ($0.01 par value; indefinite shares authorized)	206,710,243	3,176,070	669,226

Net Asset Value and Offering Price Per Share	$13.21	$7.85	$17.51

R6 Shares:
Net Assets	$3,610,995	$416,039	$335,958
Shares Outstanding ($0.01 par value; indefinite shares authorized)	273,318	53,069	19,175

Net Asset Value and Offering Price Per Share	$13.21	$7.84	$17.52

*Investments in securities, at cost:
Unaffiliated investments	$3,024,899,875	$66,835,666	$24,203,217
“Affiliated” investments	14,881,766	—	—

Total investments, at cost	$3,039,781,641	$66,835,666	$24,203,217

†Foreign currency, at cost:	$1,388,231	$—	$—

See Notes to Financial Statements.	27

Baron Select Funds	June 30, 2017

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2017

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$8,421,419	$782,079	$996,132	$8,534,546
Interest	114	2,509	2,792	8,108
Securities lending income, net	—	—	—	—
Foreign taxes withheld on dividends	—	—	(78,767)	(24,553)

Total income	8,421,533	784,588	920,157	8,518,101

Expenses:
Investment advisory fees (Note 4)	8,807,720	920,744	527,520	4,687,483
Distribution fees — Retail Shares (Note 4)	1,284,190	49,313	58,093	508,317
Shareholder servicing agent fees and expenses — Retail Shares	95,491	11,028	10,726	37,550
Shareholder servicing agent fees and expenses — Institutional Shares	32,135	8,295	6,758	24,820
Shareholder servicing agent fees and expenses — R6 Shares	212	211	9	53
Line of credit fees	264,412	940	506	4,356
Reports to shareholders	170,900	4,740	27,590	111,500
Registration and filing fees	80,730	39,030	36,450	33,660
Professional fees	52,065	16,770	18,800	22,331
Trustee fees and expenses	43,078	4,662	2,524	24,048
Custodian and fund accounting fees	42,594	20,331	44,883	34,682
Administration fees	15,385	15,385	15,385	15,385
Insurance expense	11,984	1,402	724	8,706
Miscellaneous expenses	6,930	1,971	1,857	1,971

Total operating expenses	10,907,826	1,094,822	751,825	5,514,862
Interest expense on borrowings	4,142,956	—	—	—

Total expenses	15,050,782	1,094,822	751,825	5,514,862
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	(13,953)	(30,165)	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	(17,795)	(32,499)	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	(943)	(212)	—

Net expenses	15,050,782	1,062,131	688,949	5,514,862

Net investment income (loss)	(6,629,249)	(277,543)	231,208	3,003,239

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — Unaffiliated investments	122,056,444	2,038,886	2,510,140 [1]	55,015,244
Net realized gain on investments sold — “Affiliated” investments	—	—	—	—
Net realized loss on foreign currency transactions	—	(1,290)	(25,938)	(51,714)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	324,059,462	31,203,480	13,886,287 [2]	79,393,320
Investments — “Affiliated” investments	—	—	—	—
Foreign currency translations	—	—	(1,250)	67

Net gain on investments	446,115,906	33,241,076	16,369,239	134,356,917

Net increase in net assets resulting from operations	$439,486,657	$32,963,533	$16,600,447	$137,360,156

[1]	Net of realized foreign capital gains tax of $5,061.
[2]	Net change in foreign capital gains tax payable of $90,608.

28	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2017

	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$30,178,975	$707,070	$45,217
Interest	80,455	93	634
Securities lending income, net	—	—	4,964
Foreign taxes withheld on dividends	(2,027,453)	(4,246)	(4,675)

Total income	28,231,977	702,917	46,140

Expenses:
Investment advisory fees (Note 4)	15,614,280	470,507	103,816
Distribution fees — Retail Shares (Note 4)	1,062,379	79,020	15,285
Shareholder servicing agent fees and expenses — Retail Shares	50,675	12,429	7,343
Shareholder servicing agent fees and expenses — Institutional Shares	65,185	6,482	5,055
Shareholder servicing agent fees and expenses — R6 Shares	56	9	4
Line of credit fees	15,385	504	96
Reports to shareholders	330,400	44,970	5,120
Registration and filing fees	92,080	26,840	42,240
Professional fees	103,715	38,576	25,383
Trustee fees and expenses	75,737	2,567	446
Custodian and fund accounting fees	1,000,620	21,627	21,507
Administration fees	15,385	15,385	15,385
Insurance expense	18,802	750	105
Miscellaneous expenses	33,838	1,855	1,857

Total operating expenses	18,478,537	721,521	243,642
Interest expense on borrowings	—	2,965	—

Total expenses	—	724,486	—
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	(83,633)	(61,199)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	(40,864)	(42,803)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	(466)	(930)

Net expenses	18,478,537	599,523	138,710

Net investment income (loss)	9,753,440	103,394	(92,570)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	32,362,934 [1]	(679,379)	121,032
Net realized gain on investments sold — “Affiliated” investments	65,405	—	—
Net realized gain (loss) on foreign currency transactions	(1,894,592)	1,770	(7,252)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	517,594,753 [2]	(12,805,934)	4,120,416 [3]
Investments — “Affiliated” investments	(3,784,607)	—	—
Foreign currency translations	(32,817)	—	(190)

Net gain (loss) on investments	544,311,076	(13,483,543)	4,234,006

Net increase (decrease) in net assets resulting from operations	$554,064,516	$(13,380,149)	$4,141,436

[1]	Net of realized foreign capital gains tax of $556,460.
[2]	Net change in foreign capital gains tax payable of $4,856,891.
[3]	Net change in foreign capital gains tax payable of $2,040.

See Notes to Financial Statements.	29

Baron Select Funds	June 30, 2017

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Partners Fund		Baron Focused Growth Fund		Baron International Growth Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(6,629,249)	$(3,362,659)	$(277,543)	$552,392	$231,208	$(32,595)
Net realized gain	122,056,444	131,829,048	2,037,596	2,843,500	2,484,202	1,105,705
Change in net unrealized appreciation (depreciation)	324,059,462	(89,615,947)	31,203,480	(2,305,485)	13,885,037	(481,667)

Increase in net assets resulting from operations	439,486,657	38,850,442	32,963,533	1,090,407	16,600,447	591,443

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—	—	(21,114)
Net investment income — Institutional Shares	—	—	—	—	—	(22,950)
Net investment income — R6 Shares	—	—	—	—	—	(203)
Net realized gain on investments — Retail Shares	—	—	—	(2,213,476)	—	(331,053)
Net realized gain on investments — Institutional Shares	—	—	—	(7,303,770)	—	(368,392)
Net realized gain on investments — R6 Shares	—	—	—	(484,563)	—	(3,222)

Decrease in net assets from distributions to shareholders	—	—	—	(10,001,809)	—	(746,934)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	159,530,658	66,762,551	2,205,886	2,156,926	6,927,533	9,413,535
Proceeds from the sale of shares — Institutional Shares	105,709,036	98,391,933	1,528,447	1,275,722	24,087,958	8,743,582
Proceeds from the sale of shares — R6 Shares	302,390	8,494,133	32,546	8,822,255	168,935	401,056
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	2,157,939	—	349,834
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	6,065,578	—	366,821
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	—	484,563	—	3,425
Cost of shares redeemed — Retail Shares	(124,657,580)	(282,334,947)	(4,993,320)	(8,369,443)	(6,091,332)	(12,745,012)
Cost of shares redeemed — Institutional Shares	(88,091,132)	(263,475,486)	(19,377,772)	(12,670,110)	(2,449,699)	(17,355,234)

Increase (decrease) in net assets derived from capital share transactions	52,793,372	(372,161,816)	(20,604,213)	(76,570)	22,643,395	(10,821,993)

Net increase (decrease) in net assets	492,280,029	(333,311,374)	12,359,320	(8,987,972)	39,243,842	(10,977,484)

Net Assets:
Beginning of period	1,567,481,680	1,900,793,054	175,194,952	184,182,924	87,620,461	98,597,945

End of period	$2,059,761,709	$1,567,481,680	$187,554,272	$175,194,952	$126,864,303	$87,620,461

Undistributed (accumulated) net investment income (loss) at end of period	$8,494,776	$15,124,025	$1,202,716	$1,480,259	$210,503	$(20,705)

Capital share transactions — Retail Shares
Shares sold	3,581,387	1,972,887	151,972	170,798	340,567	521,310
Shares issued in reinvestment of distributions	—	—	—	171,805	—	19,035
Shares redeemed	(2,950,832)	(8,401,986)	(359,837)	(653,901)	(300,793)	(712,145)

Net increase (decrease)	630,555	(6,429,099)	(207,865)	(311,298)	39,774	(171,800)

Capital share transactions — Institutional Shares
Shares sold	2,385,819	2,815,566	103,829	100,207	1,174,811	487,086
Shares issued in reinvestment of distributions	—	—	—	475,762	—	19,778
Shares redeemed	(2,071,868)	(7,646,600)	(1,338,662)	(968,806)	(123,336)	(976,763)

Net increase (decrease)	313,951	(4,831,034)	(1,234,833)	(392,837)	1,051,475	(469,899)

Capital share transactions — R6 Shares
Shares sold	6,157	219,147	2,122	641,124	7,803	20,279
Shares issued in reinvestment of distributions	—	—	—	37,978	—	185

Net increase	6,157	219,147	2,122	679,102	7,803	20,464

30	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Fund		Baron Emerging Markets Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,003,239	$950,872	$9,753,440	$10,457,782
Net realized gain (loss)	54,963,530	(30,317,852)	30,533,747	(79,893,384)
Change in net unrealized appreciation (depreciation)	79,393,387	(35,281,727)	513,777,329	110,142,056

Increase (decrease) in net assets resulting from operations	137,360,156	(64,648,707)	554,064,516	40,706,454

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	(1,159,347)
Net investment income — Institutional Shares	—		—	(6,815,620)
Net investment income — R6 Shares	—		—	(2,533)
Net realized gain on investments — Retail Shares	—	(1,731,824)	—	—
Net realized gain on investments — Institutional Shares	—	(2,018,145)	—	—
Net realized gain on investments — R6 Shares	—	(6,592)	—	—
Return of capital — Institutional Shares	—	(1,494,968)	—	—
Return of capital — R6 Shares	—	(5,641)	—	—

Decrease in net assets from distributions to shareholders	—	(5,257,170)	—	(7,977,500)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	16,647,659	76,821,436	312,952,223	363,774,905
Proceeds from the sale of shares — Institutional Shares	75,260,807	164,942,852	710,886,434	1,192,172,548
Proceeds from the sale of shares — R6 Shares	408,624	1,937,472	2,704,368	708,857
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	1,696,071	—	1,151,074
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	2,978,927	—	5,212,419
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	12,233	—	2,533
Cost of shares redeemed — Retail Shares	(115,317,090)	(402,206,544)	(345,224,265)	(275,026,597)
Cost of shares redeemed — Institutional Shares	(90,429,654)	(607,362,368)	(213,470,627)	(425,085,374)
Cost of shares redeemed — R6 Shares	(43,484)	(29,272)	(204,795)	(2,407)

Increase (decrease) in net assets derived from capital share transactions	(113,473,138)	(761,209,193)	467,643,338	862,907,958

Net increase (decrease) in net assets	23,887,018	(831,115,070)	1,021,707,854	895,636,912

Net Assets:
Beginning of period	950,566,724	1,781,681,794	2,601,993,343	1,706,356,431

End of period	$974,453,742	$950,566,724	$3,623,701,197	$2,601,993,343

Undistributed (accumulated) net investment income (loss) at end of period	$3,002,909	$(330)	$10,201,293	$447,853

Capital share transactions — Retail Shares
Shares sold	647,931	3,393,127	25,423,858	32,884,314
Shares issued in reinvestment of distributions	—	72,824	—	102,991
Shares redeemed	(4,547,526)	(17,670,830)	(27,900,442)	(25,792,716)

Net increase (decrease)	(3,899,595)	(14,204,879)	(2,476,584)	7,194,589

Capital share transactions — Institutional Shares
Shares sold	2,858,976	7,257,564	57,158,143	107,399,121
Shares issued in reinvestment of distributions	—	126,180	—	467,660
Shares redeemed	(3,546,934)	(26,373,695)	(17,368,411)	(39,207,405)

Net increase (decrease)	(687,958)	(18,989,951)	39,789,732	68,659,376

Capital share transactions — R6 Shares
Shares sold	16,179	81,973	227,511	63,070
Shares issued in reinvestment of distributions	—	518	—	227
Shares redeemed	(1,632)	(1,226)	(17,284)	(206)

Net increase	14,547	81,265	210,227	63,091

See Notes to Financial Statements.	31

Baron Select Funds	June 30, 2017

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Energy and Resources Fund		Baron Global Advantage Fund
	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$103,394	$352,655	$(92,570)	$(123,320)
Net realized gain (loss)	(677,609)	(3,976,206)	113,780	(282,788)
Change in net unrealized appreciation (depreciation)	(12,805,934)	30,124,554	4,120,226	257,712

Increase (decrease) in net assets resulting from operations	(13,380,149)	26,501,003	4,141,436	(148,396)

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—
Net investment income — Institutional Shares	—	—	—	—
Net investment income — R6 Shares	—	—	—	—
Net realized gain on investments — Retail Shares	—	—	—	—
Net realized gain on investments — Institutional Shares	—	—	—	—
Net realized gain on investments — R6 Shares	—	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	8,491,073	22,973,711	11,930,890	665,553
Proceeds from the sale of shares — Institutional Shares	15,099,215	10,075,124	5,596,595	313,072
Proceeds from the sale of shares — R6 Shares	93,188	368,547	134,452	182,431
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—
Cost of shares redeemed — Retail Shares	(21,959,334)	(24,918,750)	(1,851,154)	(1,863,887)
Cost of shares redeemed — Institutional Shares	(16,614,572)	(10,343,162)	(153,861)	(945,931)
Cost of shares redeemed — R6 Shares	(17,748)	—	—	(7,599)

Increase (decrease) in net assets derived from capital share transactions	(14,908,178)	(1,844,530)	15,656,922	(1,656,361)

Net increase (decrease) in net assets	(28,288,327)	24,656,473	19,798,358	(1,804,757)

Net Assets:
Beginning of period	103,898,187	79,241,714	9,717,115	11,521,872

End of period	$75,609,860	$103,898,187	$29,515,473	$9,717,115

Undistributed (accumulated) net investment income (loss) at end of period	$1,009,289	$905,895	$(94,674)	$(2,104)

Capital share transactions — Retail Shares
Shares sold	995,162	3,152,753	755,763	49,942
Shares redeemed	(2,586,615)	(3,089,243)	(110,881)	(136,901)

Net increase (decrease)	(1,591,453)	63,510	644,882	(86,959)

Capital share transactions — Institutional Shares
Shares sold	1,763,801	1,492,155	347,518	22,880
Shares redeemed	(1,960,031)	(1,333,782)	(9,154)	(69,747)

Net increase (decrease)	(196,230)	158,373	338,364	(46,867)

Capital share transactions — R6 Shares
Shares sold	12,162	43,017	7,532	12,185
Shares redeemed	(2,110)	—	—	(542)

Net increase	10,052	43,017	7,532	11,643

32	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

STATEMENT OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2017

Baron Partners Fund
Increase (Decrease) in Cash:
Cash Provided from Operating Activities
Net increase in net assets resulting from operations	$439,486,657
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of portfolio securities	(181,387,498)
Proceeds from sales of portfolio securities	235,634,582
Net purchases, sales and maturities of short-term investments	(10,874)
Decrease in dividends and interest receivable	353,871
Decrease in prepaid expenses	148,261
Increase in accrued expenses	55,751
Net realized gain on investments	(122,056,444)
Change in net unrealized appreciation of investments	(324,059,462)

Net cash provided by operating activities	$48,164,844

Cash Used in Financing Activities
Proceeds from shares sold	258,154,697
Payment for shares redeemed	(203,819,541)
Decrease in payable for borrowings against line of credit	(102,500,000)

Net cash used in financing activities	(48,164,844)

Net decrease in cash	—
Cash at beginning of period	—

Cash at end of period	—

Supplemental cash flow information:
Interest paid	$4,186,505

See Notes to Financial Statements.	33

Baron Select Funds	June 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund and Baron Focused Growth Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

June 30, 2017	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The information required to be disclosed by the FASB Accounting Standards Update No. 2011-11 (“ASU No. 2011-11”), Disclosures about Offsetting Assets and Liabilities for the Funds’ securities lending agreement at June 30, 2017 , including the market value of securities on loan and the amount of collateral, can be found in each respective Fund’s Statement of Assets and Liabilities. The Funds did not hold derivatives or participate in securities borrowing activities at June 30, 2017. All securities on loan are classified as common stocks in the Funds’ Statements of Net Assets as of June 30, 2017 with a contractual maturity of overnight and continuous.

At June 30, 2017, Baron Global Advantage Fund had securities on loan with values of $84,976 and held $87,271 of short term investments as collateral for these loans.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2017, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

Baron Select Funds	June 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies and wash sale losses deferred.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

l) Fund Diversification and Concentration.  Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended June 30, 2017 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$181,387,498	$235,634,582
Baron Focused Growth Fund	5,282,603	21,876,176
Baron International Growth Fund	39,558,214	16,715,835
Baron Real Estate Fund	257,782,766	369,239,201
Baron Emerging Markets Fund	919,442,641	511,984,266
Baron Energy and Resources Fund	13,179,276	28,156,823
Baron Global Advantage Fund	16,292,732	2,225,232

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap
Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund*	1.35%	1.10%	1.09%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Energy and Resources Fund	1.35%	1.10%	1.09%
Baron Global Advantage Fund*	1.35%	1.10%	1.09%

*

Prior to May 5, 2017, the Adviser had contractually agreed to reduce its fee for Baron International Growth Fund and Baron Global Advantage Fund, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses) to 1.50%, 1.25% and 1.24% of average daily net assets of the Retail Shares, Institutional Shares and R6 Shares, respectively.

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

June 30, 2017	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, other funds in the Baron Investment Funds Trust, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a Fund from or to another fund/other entity that is or could be considered an affiliate of the respective Baron Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended June 30, 2017, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Partners Fund	$1,344,884	$—	$—
Baron Real Estate Fund	941,137	—	—
Baron Energy and Resources Fund	—	1,135,968	(10,801)

5. LINE OF CREDIT

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $600 million. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. The line of credit is used for investment purposes and expires on November 3, 2017. Baron Partners Fund may borrow up to the lesser of $600 million or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the One Month LIBOR Rate plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the commitment amount. For the six months ended June 30, 2017, interest expense incurred on these loans amounted to $4,142,956. During the six months ended June 30, 2017, Baron Partners Fund had an average daily balance on the line of credit of $463.0 million at a weighted average interest rate of 1.80%. At June 30, 2017, Baron Partners Fund had an outstanding balance in the amount of $372,500,000.

The Funds (except Baron Partners Fund), together with the funds in Baron Investment Funds Trust, participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the One Month LIBOR Rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended June 30, 2017, Baron Energy and Resources Fund had borrowings under the line of credit and incurred interest expense of $2,965. For the 27 days during which there were borrowings, Baron Energy and Resources Fund had an average daily balance on the line of credit of $2.15 million at a weighted average interest rate of 1.87%.

6. RESTRICTED SECURITIES

At June 30, 2017, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2017, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,516,716

(Cost $0) (0.17% of Net Assets)
	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
GlobeLTR Energy Inc., Cl A, 144A	2/15/2017	$1,417,800

(Cost $1,498,125) (1.88% of Net Assets)

Baron Select Funds	June 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,428,918,205	$—	$—	$2,428,918,205
Private Equity Investments	—	—	3,516,716	3,516,716
Short Term Investments	—	285,802	—	285,802

Total Investments	$2,428,918,205	$285,802	$3,516,716	$2,432,720,723

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended June 30, 2017.

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$174,787,819	$—	$—	$174,787,819
Preferred Stocks	—	8,598,657	—	8,598,657
Short Term Investments	—	3,742,796	—	3,742,796

Total Investments	$174,787,819	$12,341,453	$—	$187,129,272

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended June 30, 2017.

†	See Statements of Net Assets for additional detailed categorizations.

June 30, 2017	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$117,296,169	$1,041,037	$—	$118,337,206
Short Term Investments	—	8,678,595	—	8,678,595

Total Investments	$117,296,169	$9,719,632	$—	$127,015,801

$2,168,119 was transferred out of Level 2 into Level 1 at June 30, 2017 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $1,041,037 was transferred out of Level 1 into Level 2 at June 30, 2017 as a result of adjusting closing prices for certain securities and the earlier closing foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$952,225,107	$—	$—	$952,225,107
Short Term Investments	—	18,187,008	—	18,187,008

Total Investments	$952,225,107	$18,187,008	$—	$970,412,115

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended June 30, 2017.

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,207,573,050	$92,953,697	$—	$3,300,526,747
Preferred Stocks	464,002	—	—	464,002
Short Term Investments	—	298,589,374	—	298,589,374

Total Investments	$3,208,037,052	$391,543,071	$—	$3,599,580,123

$520,628,017 was transferred out of Level 2 into Level 1 at June 30, 2017 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $86,888,109 was transferred out of Level 1 into Level 2 at June 30, 2017 as a result of adjusting closing prices for certain securities and the earlier closing foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$73,424,951	$—	$1,417,800	$74,842,751
Short Term Investments	—	745,696	—	745,696

Total Investments	$73,424,951	$745,696	$1,417,800	$75,588,447

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended June 30, 2017.

†	See Statements of Net Assets for additional detailed categorizations.

Baron Select Funds	June 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$27,955,939	$—	$—	$27,955,939
Short Term Investments†	—	2,503,105	—	2,503,105

Total Investments	$27,955,939	$2,503,105	$—	$30,459,044

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended June 30, 2017.

†	See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2017
Private Equity Investments
Financials	$3,456,083	$—	$—	$60,633	$—	$—	$—	$—	$3,516,716	$60,633

	Baron Energy and Resources Fund
Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2017
Common Stocks
Energy	$—	$—	$—	$(80,325)	$1,498,125	$—	$—	$—	$1,417,800	$(80,325)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

June 30, 2017	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of June 30, 2017, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Cost of investments	$1,335,582,861	$113,164,726	$93,173,302	$706,607,025	$3,039,781,641	$66,835,666	$24,203,217

Gross tax unrealized appreciation	1,170,894,774	74,892,685	35,408,006	264,825,002	652,390,691	14,525,142	6,680,199
Gross tax unrealized depreciation	(73,756,912)	(928,139)	(1,565,507)	(1,019,912)	(92,592,209)	(5,772,361)	(424,372)

Net tax unrealized appreciation	1,097,137,862	73,964,546	33,842,499	263,805,090	559,798,482	8,752,781	6,255,827
Net tax unrealized currency depreciation	—	—	(136,927)	—	(4,868,197)	—	(2,244)
Accumulated net investment income (loss)	8,494,776	1,202,716	210,503	3,002,909	10,201,293	1,009,289	(94,674)
Accumulated net realized gain (loss)	(68,196,786)	1,406,948	2,656,466	21,687,688	(166,112,157)	(34,425,355)	(765,611)
Paid-in capital	1,022,325,857	110,980,062	90,291,762	685,958,055	3,224,681,776	100,273,145	24,122,175

Net Assets	$2,059,761,709	$187,554,272	$126,864,303	$974,453,742	$3,623,701,197	$75,609,860	$29,515,473

As of December 31, 2016, the Funds had capital loss carryforwards expiring as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Short term:
December 31, 2017	$171,435,095	$—	$—	$—	$—	$—	$—
No expiration date	—	—	—	29,013,053	145,314,006	14,587,795	401,348

	$171,435,095	$—	$—	$29,013,053	$145,314,006	$14,587,795	$401,348

Long term:
No expiration date	$—	$—	$—	$—	$44,845,765	$18,049,509	$202,622

The tax character of distributions paid during the six months ended June 30, 2017 and the fiscal year ended December 31, 2016 was as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain	Return of Capital
Baron Partners Fund	$—	$—	$—	$—	$—
Baron Focused Growth Fund	—	—	—	10,001,809	—
Baron International Growth Fund	—	—	43,909	703,025	—
Baron Real Estate Fund	—	—	—	3,756,561	1,500,609
Baron Emerging Markets Fund	—	—	7,977,500	—	—
Baron Energy and Resources Fund	—	—	—	—	—
Baron Global Advantage Fund	—	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2017, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

Baron Select Funds	June 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. OWNERSHIP CONCENTRATION

As of June 30, 2017, the officers, trustees and portfolio managers owned, directly or indirectly, 50.97% of Baron Focused Growth Fund and 17.32% of Baron Global Advantage Fund. As of June 30, 2017, the officers, trustees, portfolio managers and one other investor owned, directly or indirectly, 22.72% of Baron International Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Focused Growth Fund, Baron International Growth Fund and Baron Global Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON EMERGING MARKETS FUND

Name of Issuer	Value at December 31, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2017	Value at June 30, 2017
“Affiliated” Company as of June 30, 2017:
Lekoil Ltd.	$10,675,663	$279,813	$385,774	$(3,784,607)	$65,405	$—	32,618,323	$6,850,500

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended June 30, 2017.

11. RECENT ACCOUNTING PRONOUNCEMENTS

On August 26, 2016, Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporateowned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

June 30, 2017	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON PARTNERS FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$37.06	$35.62	$36.74	$33.32	$22.56	$19.39	$20.57	$15.64	$12.20	$23.76

Income (loss) from investment operations:
Net investment income (loss)	(0.18)[1]	(0.11)[1]	(0.05)[1]	0.23 [1]	(0.19)[1]	(0.04)[1]	(0.14)[1]	(0.09)[1]	(0.04)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments	10.71	1.55	(0.95)	3.19	10.95	3.21	(1.04)	5.02	3.48	(10.74)

Total from investment operations	10.53	1.44	(1.00)	3.42	10.76	3.17	(1.18)	4.93	3.44	(10.83)

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.12)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.73)

Total distributions	0.00	0.00	(0.12)	0.00	0.00	0.00	0.00	0.00	0.00	(0.73)

Net asset value, end of period	$47.59	$37.06	$35.62	$36.74	$33.32	$22.56	$19.39	$20.57	$15.64	$12.20

Total return	28.41%[4]	4.04%	(2.71)%	10.26%	47.69%	16.35%	(5.74)%	31.52%	28.20%	(46.67)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,203.8	$913.9	$1,107.5	$1,256.3	$1,125.6	$653.7	$970.4	$1,251.9	$1,249.3	$1,501.3

Ratio of total expenses to average net assets	1.82%[5]	1.78%	1.52%	1.51%	1.67%	1.74%	1.71%	1.71%	1.51%	1.86%[2]
Less: Ratio of interest expense to average net assets	(0.47)%[5]	(0.43)%	(0.20)%	(0.19)%	(0.29)%	(0.34)%	(0.36)%	(0.34)%	(0.10)%	(0.51)%

Ratio of operating expenses to average net assets	1.35%[5]	1.35%	1.32%	1.32%	1.38%	1.40%	1.35%	1.37%	1.41%	1.35%

Ratio of net investment income (loss) to average net assets	(0.86)%[5]	(0.31)%	(0.13)%	0.66%	(0.66)%	(0.18)%	(0.69)%	(0.51)%	(0.30)%	(0.49)%

Portfolio turnover rate	8.12%[4]	15.59%	17.08%	30.82%	18.57%	13.04%	16.96%	15.85%	32.43%	38.02%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,									Six Months Ended June 30, 2017	Year Ended December 31, 2016[6]
		2016	2015	2014	2013	2012	2011	2010	2009[3]
Net asset value, beginning of period	$37.70	$36.15	$37.28	$33.72	$22.78	$19.52	$20.66	$15.66	$12.66		$37.71	$38.61

Income (loss) from investment operations:
Net investment income (loss)	(0.13)[1]	(0.02)[1]	0.04 [1]	0.25 [1]	(0.12)[1]	0.04 [1]	(0.08)[1]	(0.06)[1]	(0.03)[1]		(0.13)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	10.92	1.57	(0.95)	3.31	11.06	3.22	(1.06)	5.06	3.03		10.91	(0.89)

Total from investment operations	10.79	1.55	(0.91)	3.56	10.94	3.26	(1.14)	5.00	3.00		10.78	(0.90)

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.22)	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00

Total distributions	0.00	0.00	(0.22)	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$48.49	$37.70	$36.15	$37.28	$33.72	$22.78	$19.52	$20.66	$15.66		$48.49	$37.71

Total return	28.62%[4]	4.29%	(2.43)%	10.56%	48.02%	16.70%	(5.52)%	31.93%	23.70%[4]		28.59%[4]	(2.33)%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$845.1	$645.3	$793.3	$681.5	$349.0	$146.5	$123.7	$119.9	$158.5		$10.9	$8.3

Ratio of total expenses to average net assets	1.56%[5]	1.52%	1.26%	1.26%	1.41%	1.48%	1.45%	1.45%	1.38%[5]		1.55%[5]	1.62%[5]
Less: Ratio of interest expense to average net assets	(0.47)%[5]	(0.43)%	(0.20)%	(0.20)%	(0.30)%	(0.35)%	(0.36)%	(0.34)%	(0.21)%[5]		(0.47)%[5]	(0.53)%[5]

Ratio of operating expenses to average net assets	1.09%[5]	1.09%	1.06%	1.06%	1.11%	1.13%	1.09%	1.11%	1.17%[5]		1.08%[5]	1.09%[5]

Ratio of net investment income (loss) to average net assets	(0.61)%[5]	(0.05)%	0.11%	0.69%	(0.41)%	0.18%	(0.41)%	(0.36)%	(0.31)%[5]		(0.60)%[5]	(0.04)%[5]

Portfolio turnover rate	8.12%[4]	15.59%	17.08%	30.82%	18.57%	13.04%	16.96%	15.85%	32.43%		8.12%[4]	15.59%

[1] Based on average shares outstanding. [2] Benefit of expense reduction rounds to less than 0.01%. [3] For the period May 29, 2009 (initial offering of Institutional Shares) to December 31, 2009.	[4] Not Annualized. [5] Annualized. [6] For the period August 31, 2016 (initial offering of R6 Shares) to December 31, 2016.

See Notes to Financial Statements.	43

Baron Select Funds	June 30, 2017

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FOCUSED GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$12.43	$13.09	$14.21	$13.97	$11.26	$9.71	$9.85	$8.14	$6.27	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[2]	0.01 [2]	(0.01)[2]	0.04 [2]	(0.07)[2]	0.24 [2]	(0.07)[2]	(0.01)[2]	0.12 [2]	0.00 [2,3]
Net realized and unrealized gain (loss) on investments	2.44	0.08	(0.35)	0.29	2.95	1.31	(0.07)	2.05	2.00	(3.33)

Total from investment operations	2.41	0.09	(0.36)	0.33	2.88	1.55	(0.14)	2.04	2.12	(3.33)

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.02)	0.00	(0.17)	0.00	0.00	(0.33)	(0.13)	0.00
Net realized gain on investments	0.00	(0.75)	(0.74)	(0.09)	0.00	0.00	0.00	0.00	0.00	0.00
Return of capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.12)	(0.40)

Total distributions	0.00	(0.75)	(0.76)	(0.09)	(0.17)	0.00	0.00	(0.33)	(0.25)	(0.40)

Net asset value, end of period	$14.84	$12.43	$13.09	$14.21	$13.97	$11.26	$9.71	$9.85	$8.14	$6.27

Total return	19.39%[4,5]	0.67%[4]	(2.42)%[4]	2.35%[4]	25.69%[4]	15.96%[4]	(1.42)%[4]	25.17%[4]	33.77%[4]	(33.11)%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$41.9	$37.7	$43.7	$46.1	$47.6	$31.4	$28.3	$46.4	$39.9	$59.3

Ratio of operating expenses to average net assets	1.42%[6]	1.43%	1.39%	1.39%	1.42%	1.48%	1.48%	1.47%	1.52%	1.54%[6]
Less: Reimbursement of expenses by Adviser	(0.07)%[6]	(0.08)%	(0.04)%	(0.04)%	(0.07)%	(0.13)%	(0.13)%	(0.12)%	(0.17)%	(0.19)%[6]

Ratio of net operating expenses to average net assets	1.35%[6]	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%[6]

Ratio of net investment income (loss) to average net assets	(0.49)%[6]	0.11%	(0.10)%	0.31%	(0.53)%	2.30%	(0.69)%	(0.16)%	1.81%	0.01%[6]

Portfolio turnover rate	2.97%[5]	14.31%	12.18%	36.92%	33.67%	38.38%	44.58%	24.08%	34.76%	35.43%[5]

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,									Six Months Ended June 30, 2017	Year Ended December 31, 2016[8]
		2016	2015	2014	2013	2012	2011	2010	2009[7]
Net asset value, beginning of period	$12.63	$13.25	$14.37	$14.10	$11.35	$9.77	$9.88	$8.15	$6.88		$12.63	$13.87

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[2]	0.05 [2]	0.02 [2]	0.08 [2]	(0.04)[2]	0.26 [2]	(0.04)[2]	0.01 [2]	0.07 [2]		(0.02)[2]	0.02 [2]
Net realized and unrealized gain (loss) on investments	2.48	0.08	(0.34)	0.28	2.99	1.32	(0.07)	2.05	1.45		2.48	(0.51)

Total from investment operations	2.46	0.13	(0.32)	0.36	2.95	1.58	(0.11)	2.06	1.52		2.46	(0.49)

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.06)	0.00	(0.20)	0.00	0.00	(0.33)	(0.13)		0.00	0.00
Net realized gain on investments	0.00	(0.75)	(0.74)	(0.09)	0.00	0.00	0.00	0.00	0.00		0.00	(0.75)
Return of capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.12)		0.00	0.00

Total distributions	0.00	(0.75)	(0.80)	(0.09)	(0.20)	0.00	0.00	(0.33)	(0.25)		0.00	(0.75)

Net asset value, end of period	$15.09	$12.63	$13.25	$14.37	$14.10	$11.35	$9.77	$9.88	$8.15		$15.09	$12.63

Total return	19.48%[4,5]	0.97%[4]	(2.12)%	2.54%	26.09%[4]	16.17%[4]	(1.11)%[4]	25.39%[4]	22.06%[4,5]		19.48%[4,5]	(3.55)%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$135.4	$128.9	$140.5	$149.2	$148.4	$87.9	$63.6	$44.3	$36.6		$10.3	$8.6

Ratio of operating expenses to average net assets	1.13%[6]	1.13%	1.09%	1.09%	1.12%	1.16%	1.18%	1.19%	1.25%[6]		1.12%[6]	1.14%[6]
Less: Reimbursement of expenses by Adviser	(0.03)%[6]	(0.03)%	0.00%	0.00%	(0.02)%	(0.06)%	(0.08)%	(0.09)%	(0.15)%[6]		(0.02)%[6]	(0.04)%[6]

Ratio of net operating expenses to average net assets	1.10%[6]	1.10%	1.09%	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%[6]		1.10%[6]	1.10%[6]

Ratio of net investment income (loss) to average net assets	(0.25)%[6]	0.37%	0.16%	0.56%	(0.28)%	2.53%	(0.40)%	0.08%	1.63%[6]		(0.24)%[6]	0.53%[6]

Portfolio turnover rate	2.97%[5]	14.31%	12.18%	36.92%	33.67%	38.38%	44.58%	24.08%	34.76%		2.97%[5]	14.31%

[1] For the period June 30, 2008 (commencement of operations) to December 31, 2008.

[2] Based on average shares outstanding.

[3] Less than $0.01 per share.

[4] The total returns would have been lower had certain expenses not been reduced during the period shown.

[5] Not Annualized.

[6] Annualized.

[7] For the period May 29, 2009 (initial offering of Institutional Shares) to December 31, 2009.

[8] For the period August 31, 2016 (initial offering of R6 Shares) to December 31, 2016.

44	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.09	$18.05	$17.94	$18.91	$15.55	$13.20	$17.29	$14.11	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	(0.03)[1]	0.03 [1]	0.03 [1]	(0.01)[1]	(0.02)[1]	(0.01)[1]	0.01 [1]	0.04 [1]
Net realized and unrealized gain (loss) on investments	3.17	0.24	0.19	(0.46)	3.37	2.37	(2.78)	3.38	4.43

Total from investment operations	3.20	0.21	0.22	(0.43)	3.36	2.35	(2.79)	3.39	4.47

Less distributions to shareholders from:
Net investment income	0.00	(0.01)	(0.08)	(0.00)[2]	0.00	0.00	(0.04)	0.00	0.00
Net realized gain on investments	0.00	(0.16)	(0.03)	(0.54)	0.00	0.00	(1.26)	(0.21)	(0.36)

Total distributions	0.00	(0.17)	(0.11)	(0.54)	0.00	0.00	(1.30)	(0.21)	(0.36)

Net asset value, end of period	$21.29	$18.09	$18.05	$17.94	$18.91	$15.55	$13.20	$17.29	$14.11

Total return	17.69%[3,4]	1.14%[3]	1.23%[3]	(2.33)%[3]	21.61%[3]	17.80%[3]	(16.35)%[3]	24.22%[3]	44.69%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$50.2	$41.8	$44.9	$53.0	$17.0	$15.6	$11.7	$15.3	$8.4

Ratio of operating expenses to average net assets	1.58%[5]	1.65%	1.59%	1.63%	1.74%	1.78%	1.73%	1.76%	2.33%
Less: Reimbursement of expenses by Adviser	(0.13)%[5]	(0.15)%	(0.09)%	(0.13)%	(0.24)%	(0.28)%	(0.23)%	(0.26)%	(0.83)%

Ratio of net operating expenses to average net assets	1.45%[5]	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	0.25%[5]	(0.16)%	0.15%	0.14%	(0.05)%	(0.16)%	(0.05)%	0.07%	0.38%

Portfolio turnover rate	17.04%[4]	38.90%	42.85%	34.67%	40.60%	39.02%	53.20%	32.70%	53.94%

	INSTITUTIONAL SHARES									R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,								Six Months Ended June 30, 2017		Year Ended December 31, 2016[7]
		2016	2015	2014	2013	2012	2011	2010	2009[6]
Net asset value, beginning of period	$18.25	$18.17	$18.09	$19.05	$15.63	$13.25	$17.36	$14.13	$11.13	$18.25		$19.15

Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	0.01 [1]	0.08 [1]	0.12 [1]	0.03 [1]	0.01 [1]	0.03 [1]	0.05 [1]	(0.02)[1]	0.05	[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	3.21	0.24	0.19	(0.50)	3.39	2.40	(2.79)	3.39	3.38	3.22		(0.71)

Total from investment operations	3.27	0.25	0.27	(0.38)	3.42	2.41	(2.76)	3.44	3.36	3.27		(0.73)

Less distributions to shareholders from:
Net investment income	0.00	(0.01)	(0.16)	(0.04)	(0.00)[2]	(0.03)	(0.09)	0.00	0.00	0.00		(0.01)
Net realized gain on investments	0.00	(0.16)	(0.03)	(0.54)	0.00	0.00	(1.26)	(0.21)	(0.36)	0.00		(0.16)

Total distributions	0.00	(0.17)	(0.19)	(0.58)	(0.00)[2]	(0.03)	(1.35)	(0.21)	(0.36)	0.00		(0.17)

Net asset value, end of period	$21.52	$18.25	$18.17	$18.09	$19.05	$15.63	$13.25	$17.36	$14.13	$21.52		$18.25

Total return	17.92%[3,4]	1.35%[3]	1.48%[3]	(2.07)%[3]	21.89%[3]	18.17%[3]	(16.13)%[3]	24.54%[3]	30.18%[3,4]	17.92	%3 4	(3.83	)%3 4

Ratios/Supplemental data:
Net assets (in millions), end of period	$76.1	$45.4	$53.7	$52.3	$45.4	$39.0	$30.5	$37.4	$22.1	$0.6		$0.4

Ratio of operating expenses to average net assets	1.30%[5]	1.36%	1.31%	1.34%	1.37%	1.40%	1.38%	1.40%	1.89%[5]	1.29%[5]		1.38%[5]
Less: Reimbursement of expenses by Adviser	(0.11)%[5]	(0.11)%	(0.06)%	(0.09)%	(0.12)%	(0.15)%	(0.13)%	(0.15)%	(0.64)%[5]	(0.10)%[5]		(0.14)%[5]

Ratio of net operating expenses to average net assets	1.19%[5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%[5]	1.19%[5]		1.24%[5]

Ratio of net investment income (loss) to average net assets	0.58%[5]	0.07%	0.41%	0.64%	0.20%	0.09%	0.19%	0.31%	(0.29)%[5]	0.53%[5]		(0.31)%[5]

Portfolio turnover rate	17.04%[4]	38.90%	42.85%	34.67%	40.60%	39.02%	53.20%	32.70%	53.94%	17.04%[4]		38.90%

[1] Based on average shares outstanding. [2] Less than $0.01 per share. [3] The total returns would have been lower had certain expenses not been reduced during the period shown. [4] Not Annualized.	[5] Annualized. [6] For the period May 29, 2009 (initial offering of Institutional Shares) to December 31, 2009. [7] For the period August 31, 2016 (initial offering of R6 Shares) to December 31, 2016.

See Notes to Financial Statements.	45

Baron Select Funds	June 30, 2017

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012	2011	2010
Net asset value, beginning of period	$23.67	$24.24	$25.92	$22.25	$17.52	$12.51	$12.66	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	(0.02)[1]	(0.06)[1]	0.04 [1]	(0.05)[1]	0.01 [1]	(0.01)[1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	3.64	(0.47)	(1.14)	3.66	4.80	5.31	0.07 [2]	2.64

Total from investment operations	3.70	(0.49)	(1.20)	3.70	4.75	5.32	0.06	2.66

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.01)	(0.03)	0.00	0.00	(0.00)[3]	0.00
Net realized gain on investments	0.00	(0.08)	(0.47)	0.00	(0.02)	(0.31)	(0.21)	0.00

Total distributions	0.00	(0.08)	(0.48)	(0.03)	(0.02)	(0.31)	(0.21)	0.00

Net asset value, end of period	$27.37	$23.67	$24.24	$25.92	$22.25	$17.52	$12.51	$12.66

Total return	15.63%[5]	(2.01)%	(4.65)%	16.61%	27.12%	42.60%[4]	0.63%[4]	26.60%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$395.1	$434.0	$788.9	$782.8	$539.5	$53.6	$10.9	$5.5

Ratio of operating expenses to average net assets	1.32%[6]	1.33%	1.31%	1.32%	1.35%	1.76%	2.33%	4.35%
Less: Reimbursement of expenses by Adviser	0.00%	0.00%	0.00%	0.00%	0.00%	(0.41)%	(0.98)%	(3.00)%

Ratio of net operating expenses to average net assets	1.32%[6]	1.33%	1.31%	1.32%	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets	0.49%[6]	(0.07)%	(0.23)%	0.17%	(0.23)%	0.07%	(0.08)%	0.14%

Portfolio turnover rate	27.95%[5]	55.50%	50.50%	24.40%	19.36%	30.14%	70.99%	58.03%

	INSTITUTIONAL SHARES								R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,							Six Months Ended June 30, 2017	Year Ended December 31, 2016[7]
		2016	2015	2014	2013	2012	2011	2010
Net asset value, beginning of period	$23.93	$24.51	$26.14	$22.43	$17.64	$12.56	$12.69	$10.00	$23.93	$21.80

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.04 [1]	0.01 [1]	0.11 [1]	0.03 [1]	0.06 [1]	0.02 [1]	0.04 [1]	0.10 [1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	3.67	(0.47)	(1.16)	3.68	4.81	5.33	0.07 [2]	2.65	3.67	2.26

Total from investment operations	3.77	(0.43)	(1.15)	3.79	4.84	5.39	0.09	2.69	3.77	2.28

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.01)	(0.08)	(0.00)[3]	0.00	(0.01)	0.00	0.00	0.00
Net realized gain on investments	0.00	(0.08)	(0.47)	0.00	(0.02)	(0.31)	(0.21)	0.00	0.00	(0.08)
Return of capital	0.00	(0.07)	0.00	0.00	(0.03)	0.00	0.00	0.00	0.00	(0.07)

Total distributions	0.00	(0.15)	(0.48)	(0.08)	(0.05)	(0.31)	(0.22)	0.00	0.00	(0.15)

Net asset value, end of period	$27.70	$23.93	$24.51	$26.14	$22.43	$17.64	$12.56	$12.69	$27.70	$23.93

Total return	15.75%[5]	(1.75)%	(4.42)%	16.93%	27.48%	42.99%[4]	0.80%[4]	26.90%[4]	15.75%[5]	10.47%[5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$576.7	$514.6	$992.8	$919.7	$486.1	$35.5	$4.9	$3.2	$2.7	$2.0

Ratio of operating expenses to average net assets	1.06%[6]	1.07%	1.06%	1.06%	1.09%	1.44%	2.14%	4.26%	1.06%[6]	1.07%[6]
Less: Reimbursement of expenses by Adviser	0.00%	0.00%	0.00%	0.00%	0.00%	(0.34)%	(1.04)%	(3.16)%	0.00%	0.00%

Ratio of net operating expenses to average net assets	1.06%[6]	1.07%	1.06%	1.06%	1.09%	1.10%	1.10%	1.10%	1.06%[6]	1.07%[6]

Ratio of net investment income to average net assets	0.76%[6]	0.19%	0.04%	0.44%	0.15%	0.36%	0.17%	0.36%	0.76%[6]	0.08%[6]

Portfolio turnover rate	27.95%[5]	55.50%	50.50%	24.40%	19.36%	30.14%	70.99%	58.03%	27.95%[5]	55.50%

[1] Based on average shares outstanding.

[2] The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

[3] Less than $0.01 per share.

[4] The total returns would have been lower had certain expenses not been reduced during the period shown.

[5] Not Annualized.

[6] Annualized.

[7] For the period January 29, 2016 (initial offering of R6 Shares) to December 31, 2016.

46	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON EMERGING MARKETS FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.95	$10.57	$11.91	$11.54	$10.06	$8.28	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	0.04 [1]	0.03 [1]	0.07 [1]	(0.06)[1]	(0.04)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	2.18	0.36	(1.36)	0.33	1.54	1.94	(1.69)

Total from investment operations	2.21	0.40	(1.33)	0.40	1.48	1.90	(1.72)

Less distributions to shareholders from:
Net investment income	0.00	(0.02)	(0.01)	(0.03)	0.00	(0.12)	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	(0.02)	(0.01)	(0.03)	0.00	(0.12)	0.00

Net asset value, end of period	$13.16	$10.95	$10.57	$11.91	$11.54	$10.06	$8.28

Total return	20.18%[3]	3.75%	(11.16)%	3.47%[2]	14.71%[2]	22.98%[2]	(17.20)%[2]

Ratios/Supplemental data:
Net assets (in millions), end of period	$890.5	$768.5	$665.5	$649.7	$259.6	$2.9	$2.0

Ratio of operating expenses to average net assets	1.37%[4]	1.38%	1.45%	1.52%	1.90%	4.01%	4.49%
Less: Reimbursement of expenses by Adviser	0.00%	0.00%	0.00%	(0.02)%	(0.40)%	(2.51)%	(2.99)%

Ratio of net operating expenses to average net assets	1.37%[4]	1.38%	1.45%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	0.41%[4]	0.33%	0.25%	0.56%	(0.53)%	(0.39)%	(0.32)%

Portfolio turnover rate	17.68%[3]	25.31%	26.34%	23.38%	14.68%	42.68%	45.86%

	INSTITUTIONAL SHARES							R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,						Six Months Ended June 30, 2017	Year Ended December 31, 2016[5]
		2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.98	$10.59	$11.94	$11.56	$10.05	$8.30	$10.00	$10.99	$9.94

Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.06 [1]	0.06 [1]	0.09 [1]	0.01 [1]	(0.01)[1]	(0.01)[1]	0.05 [1]	0.05 [1]
Net realized and unrealized gain (loss) on investments	2.19	0.37	(1.37)	0.34	1.50	1.93	(1.69)	2.17	1.04

Total from investment operations	2.23	0.43	(1.31)	0.43	1.51	1.92	(1.70)	2.22	1.09

Less distributions to shareholders from:
Net investment income	0.00	(0.04)	(0.04)	(0.05)	0.00	(0.17)	0.00	0.00	(0.04)
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	(0.04)	(0.04)	(0.05)	0.00	(0.17)	0.00	0.00	(0.04)

Net asset value, end of period	$13.21	$10.98	$10.59	$11.94	$11.56	$10.05	$8.30	$13.21	$10.99

Total return	20.31%[3]	4.08%	(10.97)%	3.75%[2]	15.02%[2]	23.22%[2]	(17.00)%[2]	20.20%[3]	10.99%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,729.6	$1,832.8	$1,040.9	$697.8	$116.0	$6.0	$4.3	$3.6	$0.7

Ratio of operating expenses to average net assets	1.11%[4]	1.13%	1.20%	1.27%	1.80%	3.37%	3.83%	1.12%[4]	1.13%[4]
Less: Reimbursement of expenses by Adviser	0.00%	0.00%	0.00%	(0.02)%	(0.55)%	(2.12)%	(2.58)%	0.00%	0.00%

Ratio of net operating expenses to average net assets	1.11%[4]	1.13%	1.20%	1.25%	1.25%	1.25%	1.25%	1.12%[4]	1.13%[4]

Ratio of net investment income (loss) to average net assets	0.70%[4]	0.57%	0.49%	0.76%	0.05%	(0.14)%	(0.07)%	0.79%[4]	0.48%[4]

Portfolio turnover rate	17.68%[3]	25.31%	26.34%	23.38%	14.68%	42.68%	45.86%	17.68%[3]	25.31%

[1] Based on average shares outstanding. [2] The total returns would have been lower had certain expenses not been reduced during the period shown. [3] Not Annualized.	[4] Annualized. [5] For the period January 29, 2016 (initial offering of R6 shares) to December 31, 2016.

See Notes to Financial Statements.	47

Baron Select Funds	June 30, 2017

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON ENERGY AND RESOURCES FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.00	$7.03	$10.33	$11.84	$9.46	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.02 [1]	(0.01)[1]	(0.01)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	(1.27)	1.95	(3.31)	(1.50)	2.40	(0.51)

Total from investment operations	(1.26)	1.97	(3.29)	(1.51)	2.39	(0.54)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gain on investments	0.00	0.00	(0.01)	0.00	0.00	0.00

Total distributions	0.00	0.00	(0.01)	0.00	(0.01)	0.00

Net asset value, end of period	$7.74	$9.00	$7.03	$10.33	$11.84	$9.46

Total return	(14.00)%[2,3]	28.02%[2]	(31.88)%[2]	(12.75)%[2]	25.32%[2]	(5.40)%[2]

Ratios/Supplemental data:
Net assets (in millions), end of period	$50.3	$72.8	$56.4	$39.7	$29.2	$1.8

Ratio of total expenses to average net assets	1.62%[4]	1.70%	1.58%	1.79%	2.25%	9.07%
Less: Ratio of interest expense to average net assets	(0.01)%[4]	0.00%[6]	0.00%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets	1.61%	1.70%	1.58%	1.79%	2.25%	9.07%
Less: Reimbursement of expenses by Adviser	(0.26)%[4]	(0.35)%	(0.23)%	(0.44)%	(0.90)%	(7.72)%

Ratio of net operating expenses to average net assets	1.35%[4]	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets	0.16%[4]	0.28%	0.24%	(0.04)%	(0.05)%	(0.36)%

Portfolio turnover rate	14.02%[3]	53.52%	48.19%	23.12%	25.60%	35.74%

	INSTITUTIONAL SHARES						R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,					Six Months Ended June 30, 2017	Year Ended December 31, 2016[5]
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.11	$7.10	$10.41	$11.91	$9.48	$10.00	$9.10	$8.55

Income (loss) from investment operations:
Net investment income (loss)	0.02 [1]	0.04 [1]	0.05 [1]	0.03 [1]	0.02 [1]	(0.01)[1]	0.02 [1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	(1.28)	1.97	(3.35)	(1.53)	2.41	(0.51)	(1.28)	0.56

Total from investment operations	(1.26)	2.01	(3.30)	(1.50)	2.43	(0.52)	(1.26)	0.55

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$7.85	$9.11	$7.10	$10.41	$11.91	$9.48	$7.84	$9.10

Total return	(13.83)%[2,3]	28.31%[2]	(31.73)%[2]	(12.59)%[2]	25.63%[2]	(5.20)%[2]	(13.85)%[2,3]	6.43%[2,3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$24.9	$30.7	$22.8	$29.3	$4.0	$1.4	$0.4	$0.4

Ratio of total expenses to average net assets	1.38%[4]	1.46%	1.29%	1.52%	2.84%	8.65%	1.35%[4]	1.55%[4]
Less: Ratio of interest expense to average net assets	(0.01)%[4]	0.00%[6]	0.00%	0.00%	0.00%	0.00%	(0.01)%[4]	0.00%[4,6]

Ratio of operating expenses to average net assets	1.37%	1.46%	1.29%	1.52%	2.84%	8.65%	1.34%	1.55%
Less: Reimbursement of expenses by Adviser	(0.27)%[4]	(0.36)%	(0.19)%	(0.42)%	(1.74)%	(7.55)%	(0.25)%[4]	(0.46)%[4]

Ratio of net operating expenses to average net assets	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%	1.09%[4]	1.09%[4]

Ratio of net investment income (loss) to average net assets	0.35%[4]	0.56%	0.53%	0.22%	0.20%	(0.11)%	0.37%[4]	(0.23)%[4]

Portfolio turnover rate	14.02%[3]	53.52%	48.19%	23.12%	25.60%	35.74%	14.02%[3]	53.52%

[1] Based on average shares outstanding. [2] The total returns would have been lower had certain expenses not been reduced during the period shown. [3] Not Annualized.	[4] Annualized. [5] For the period August 31, 2016 (initial offering of R6 Shares) to December 31, 2016. [6] Interest expense rounds to less than 0.01%

48	See Notes to Financial Statements.

June 30, 2017	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GLOBAL ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$13.75	$13.91	$14.20	$13.51	$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.08)[2]	(0.18)[2]	(0.11)[2]	0.02 [2]	(0.02)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments	3.69	0.02 [10]	(0.14)	0.67	3.12	0.43

Total from investment operations	3.61	(0.16)	(0.25)	0.69	3.10	0.41

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.02)	(0.00)[3]	0.00	0.00

Total distributions	0.00	0.00	(0.04)	0.00	0.00	0.00

Net asset value, end of period	$17.36	$13.75	$13.91	$14.20	$13.51	$10.41

Total return	26.25%[4,6]	(1.15)%[4]	(1.72)%[4]	5.11%[4,5]	29.78%[4]	4.10%[4,6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$17.5	$5.0	$6.2	$3.9	$2.3	$1.5

Ratio of operating expenses to average net assets	2.44%[8]	3.86%	3.19%	3.61%	5.51%	8.35%[7,8]
Less: Reimbursement of expenses by Adviser	(1.00)%[8]	(2.36)%	(1.69)%	(2.11)%	(4.01)%	(6.85)%[7,8]

Ratio of net operating expenses to average net assets	1.44%[8]	1.50%	1.50%	1.50%	1.50%	1.50%[7,8]

Ratio of net investment income (loss) to average net assets	(0.99)%[8]	(1.30)%	(0.75)%	0.18%	(0.20)%	(0.38)%[7,8]

Portfolio turnover rate	11.62%[6]	21.48%	25.88%	123.51%	32.78%	24.64%[6]

	INSTITUTIONAL SHARES						R6 SHARES
	Six Months Ended June 30, 2017	Year Ended December 31,					Six Months Ended June 30, 2017	Year Ended December 31, 2016[9]
		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$13.87	$14.00	$14.28	$13.56	$10.42	$10.00	$13.87	$14.37

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[2]	(0.14)[2]	(0.07)[2]	0.07 [2]	0.00 [2,3]	(0.02)[2]	(0.06)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments	3.70	0.01 [10]	(0.15)	0.65	3.14	0.44	3.71	(0.43)

Total from investment operations	3.64	(0.13)	(0.22)	0.72	3.14	0.42	3.65	(0.50)

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.04)	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.02)	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	(0.06)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$17.51	$13.87	$14.00	$14.28	$13.56	$10.42	$17.52	$13.87

Total return	26.24%[4,6]	(0.93)%[4]	(1.51)%[4]	5.32%[4,5]	30.13%[4]	4.20%[4,6]	26.32%[4,6]	(3.48)%[4,6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$11.7	$4.6	$5.3	$4.1	$3.3	$1.6	$0.3	$0.1

Ratio of operating expenses to average net assets	2.22%[8]	3.55%	2.89%	2.92%	4.91%	7.33%[7,8]	2.16%[8]	4.11%[8]
Less: Reimbursement of expenses by Adviser	(1.03)%[8]	(2.30)%	(1.64)%	(1.67)%	(3.66)%	(6.08)%[7,8]	(0.97)%[8]	(2.87)%[8]

Ratio of net operating expenses to average net assets	1.19%[8]	1.25%	1.25%	1.25%	1.25%	1.25%[7,8]	1.19%[8]	1.24%[8]

Ratio of net investment income (loss) to average net assets	(0.75)%[8]	(1.06)%	(0.47)%	0.48%	0.02%	(0.30)%[7,8]	(0.73)%[8]	(1.52)%[8]

Portfolio turnover rate	11.62%[6]	21.48%	25.88%	123.51%	32.78%	24.64%[6]	11.62%[6]	21.48%

[1] For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[2] Based on average shares outstanding.

[3] Less than $0.01 per share.

[4] The total returns would have been lower had certain expenses not been reduced during the period shown.

[5] The Adviser made a voluntary payment to the Fund in the amount of $47,291 to compensate the Fund for a loss incurred due to shareholder activity processing error. The impact of this payment increased the Fund’s total return by 0.54%.

[6] Not Annualized.

[7] Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2012.

[8] Annualized.

[9] For the period August 31, 2016 (initial offering of R6 Shares) to December 31, 2016.

[10] The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See Notes to Financial Statements.	49

Baron Select Funds	June 30, 2017

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 20171

	Actual Total Return	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017		Annualized Expense Ratio		Expenses Paid During the Period[3]
Baron Partners Fund — Retail Shares	28.41%	$1,000.00	$1,284.10		1.82%[2]		$10.31
Baron Partners Fund — Institutional Shares	28.62%	$1,000.00	$1,286.20		1.56%[2]		$8.84
Baron Partners Fund — R6 Shares	28.59%	$1,000.00	$1,285.90		1.55%[2]		$8.79
Baron Focused Growth Fund — Retail Shares	19.39%	$1,000.00	$1,193.90	[4]	1.35%[5]		$7.34
Baron Focused Growth Fund — Institutional Shares	19.48%	$1,000.00	$1,194.80	[4]	1.10%[5]		$5.99
Baron Focused Growth Fund — R6 Shares	19.48%	$1,000.00	$1,194.80	[4]	1.10%[5]		$5.99
Baron International Growth Fund — Retail Shares	17.69%	$1,000.00	$1,176.90	[4]	1.45%[5]		$7.83
Baron International Growth Fund — Institutional Shares	17.92%	$1,000.00	$1,179.20	[4]	1.19%[5]		$6.43
Baron International Growth Fund — R6 Shares	17.92%	$1,000.00	$1,179.20	[4]	1.19%[5]		$6.43
Baron Real Estate Fund — Retail Shares	15.63%	$1,000.00	$1,156.30		1.32%		$7.06
Baron Real Estate Fund — Institutional Shares	15.75%	$1,000.00	$1,157.50		1.06%		$5.67
Baron Real Estate Fund — R6 Shares	15.75%	$1.000.00	$1,157.50		1.06%		$5.67
Baron Emerging Markets Fund — Retail Shares	20.18%	$1,000.00	$1,201.80		1.37%		$7.48
Baron Emerging Markets Fund — Institutional Shares	20.31%	$1,000.00	$1,203.10		1.11%		$6.06
Baron Emerging Markets Fund — R6 Shares	20.20%	$1,000.00	$1,202.00		1.12%		$6.11
Baron Energy & Resources Fund — Retail Shares	(14.00)%	$1,000.00	$860.00	[4]	1.36	%[5],6	$6.27
Baron Energy & Resources Fund — Institutional Shares	(13.83)%	$1,000.00	$861.70	[4]	1.11	%[5],6	$5.12
Baron Energy & Resources Fund — R6 Shares	(13.85)%	$1,000.00	$861.50	[4]	1.10	%[5],6	$5.08
Baron Global Advantage Fund — Retail Shares	26.25%	$1,000.00	$1,262.50	[4]	1.44%[5]		$8.08
Baron Global Advantage Fund — Institutional Shares	26.24%	$1,000.00	$1,262.40	[4]	1.19%[5]		$6.68
Baron Global Advantage Fund — R6 Shares	26.32%	$1,000.00	$1,263.20	[4]	1.19%[5]		$6.68

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Annualized expense ratio for Baron Partners Fund for the six months ended June 30, 2017 includes 1.35%, 1.09% and 1.08% for net operating expenses and 0.47%, 0.47% and 0.47% for interest expense for the Retail, Institutional and R6 Shares, respectively.

[3]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[5]	Annualized expense ratios are adjusted to reflect fee waiver.
[6]

Annualized expense ratio for Baron Energy and Resources Fund for the six months ended June 30, 2017 includes 1.35%, 1.10% and 1.09% for net operating expenses and 0.01%, 0.01% and 0.01% for interest expense for the Retail, Institutional and R6 Shares, respectively.

June 30, 2017	Baron Select Funds

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2017

	Hypothetical Annualized Total Return	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017		Annualized Expense Ratio		Expenses Paid During the Period[3]
Baron Partners Fund — Retail Shares	5.00%	$1,000.00	$1,015.77		1.82%[2]		$9.10
Baron Partners Fund — Institutional Shares	5.00%	$1,000.00	$1,017.06		1.56%[2]		$7.80
Baron Partners Fund — R6 Shares	5.00%	$1,000.00	$1,017.11		1.55%[2]		$7.75
Baron Focused Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.10	[4]	1.35%[5]		$6.76
Baron Focused Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.34	[4]	1.10%[5]		$5.51
Baron Focused Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.34	[4]	1.10%[5]		$5.51
Baron International Growth Fund — Retail Shares	5.00%	$1,000.00	$1,017.60	[4]	1.45%[5]		$7.25
Baron International Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,018.89	[4]	1.19%[5]		$5.96
Baron International Growth Fund — R6 Shares	5.00%	$1,000.00	$1,018.89	[4]	1.19%[5]		$5.96
Baron Real Estate Fund — Retail Shares	5.00%	$1,000.00	$1,018.25		1.32%		$6.61
Baron Real Estate Fund — Institutional Shares	5.00%	$1,000.00	$1,019.54		1.06%		$5.31
Baron Real Estate Fund — R6 Shares	5.00%	$1,000.00	$1,019.54		1.06%		$5.31
Baron Emerging Markets Fund — Retail Shares	5.00%	$1,000.00	$1,018.00		1.37%		$6.85
Baron Emerging Markets Fund — Institutional Shares	5.00%	$1,000.00	$1,019.29		1.11%		$5.56
Baron Emerging Markets Fund — R6 Shares	5.00%	$1,000.00	$1,019.24		1.12%		$5.61
Baron Energy & Resources Fund — Retail Shares	5.00%	$1,000.00	$1,018.05	[4]	1.36	%[5],6	$6.80
Baron Energy & Resources Fund — Institutional Shares	5.00%	$1,000.00	$1,019.29	[4]	1.11	%[5],6	$5.56
Baron Energy & Resources Fund — R6 Shares	5.00%	$1,000.00	$1,019.34	[4]	1.10	%[5],6	$5.51
Baron Global Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,017.65	[4]	1.44%[5]		$7.20
Baron Global Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,018.89	[4]	1.19%[5]		$5.96
Baron Global Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,018.89	[4]	1.19%[5]		$5.96

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Annualized expense ratio for Baron Partners Fund for the six months ended June 30, 2017 includes 1.35%, 1.09% and 1.08% for net operating expenses and 0.47%, 0.47% and 0.47% for interest expense for the Retail, Institutional and R6 Shares, respectively.

[3]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[5]	Annualized expense ratios are adjusted to reflect fee waiver.
[6]

Annualized expense ratio for Baron Energy and Resources Fund for the six months ended June 30, 2017 includes 1.35%, 1.10% and 1.09% for net operating expenses and 0.01%, 0.01% and 0.01% for interest expense for the Retail, Institutional and R6 Shares, respectively.

Baron Select Funds	June 30, 2017

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR EACH OF THE SERIES BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Select Funds (the “Trust”) met on May 4, 2017 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not affiliated with the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the advisory agreements for the Funds. An independent consultant provided reports to the Board and attended the Board meeting. The Trustees received a substantial amount of information from the Adviser and from the independent consultant, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of services provided by the Adviser, the Independent Trustees considered the information provided, including the proposed expense cap modifications for the Baron International Growth Fund and Baron Global Advantage Fund, their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, quality and the level of long-term performance of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•	The total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods;

•

The costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds; and

•	Additional services provided by the Adviser.

The Board was provided with information from the Adviser and the independent consultant regarding the fees charged by the Adviser as compared to the fees charged by comparable funds. This information compared various fees and expenses, as well as the total expense ratios, of the Funds against the fees, expenses and total expense ratios of other funds of similar size, character and investment strategies (“comparable funds”). The Board observed that, for the Retail and/or Institutional classes of most of the Funds, while the management fee was comparatively higher, the net operating expenses paid by the Funds generally were comparatively lower, when compared to respective peer groups. They concluded that the Funds’ management fee was justified because of, among other reasons, the nature, extent and quality of the services the Adviser provides. The Board concluded that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and that each Fund was likely to continue to benefit from those services provided under the relevant advisory agreement with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with the independent consultant. The Board considered for each Fund, among other information, the independent consultant’s comparisons of the expense ratio and contractual advisory fee with those of the comparable funds selected by the independent consultant, as noted above. The Board also considered the independent consultant’s risk-adjusted performance comparisons with comparable funds. The Board also considered comparisons of each Fund’s annualized total return over one-, three-, five- and ten-year periods, where applicable, against the performance universe averages and relevant securities market indices. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. Representatives of the Adviser said the Board should consider the advisory fee in the context of other fees paid to the Adviser’s affiliates, such as the distribution fee paid to Baron Capital, Inc. and paid out pursuant to the 12b-1 plan.

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, even as profits had declined in recent years due to persistent outflows.

June 30, 2017	Baron Select Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR EACH OF THE SERIES BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s management fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the small size of certain Funds and the significant fluctuation in assets since 2007. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board also considered the proposed expense cap modifications for the Baron International Growth Fund and Baron Global Advantage Fund. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to scrutinize the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds. The Board concluded that approval of the management fee for each Fund was supportable in light of the services provided as discussed at the meeting, including the Adviser’s investments in resources to support the Funds.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement and the modification of the expense caps for Baron International Growth Fund and Baron Global Advantage Fund.

Go Paperless!

It’s fast, simple and a smart way to help the environment.

Enjoy the speed and convenience of receiving Fund documents electronically.

For more information, and to enroll today, go to www.baronfunds.com/edelivery.

767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

JUNE 30

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: August 30, 2017

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: August 30, 2017